Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS

At January 31, 2022

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 96.0%
Alabama - 3.4%
Alabama Special Care Facilities Financing Authority, Revenue Bonds,
5.00%, 11/15/2046	$ 3,875,000	$ 4,392,960
Bessemer Governmental Utility Services Corp., Revenue Bonds,
BAM,
5.00%, 06/01/2029	2,010,000	2,376,309
Bibb County Board of Education, Special Tax,
Series B, BAM,
4.00%, 04/01/2045 - 04/01/2050	960,000	1,080,149
Black Belt Energy Gas District, Revenue Bonds,
Fixed until 12/01/2031, 4.00% (A), 06/01/2051	8,925,000	10,267,150
County of Jefferson Sewer Revenue, Revenue Bonds,
Series A, AGM,
5.50%, 10/01/2053	1,015,000	1,107,083
Dekalb-Jackson Cooperative District, Revenue Bonds,
AGM,
4.05%, 01/01/2050	140,000	146,256
5.00%, 01/01/2056	750,000	814,194
Harvest-Monrovia Water Sewer & Fire Protection Authority, Inc., Revenue Bonds,
AGM,
4.00%, 04/01/2025	70,000	74,778
Health Care Authority of the City of Huntsville, Revenue Bonds,
Series B-1,
5.00%, 06/01/2038	4,050,000	4,962,041
Marshall County Board of Education, Special Tax,
AGM,
4.00%, 03/01/2032	230,000	248,636
Muscle Shoals Sheffield & Tuscumbia Solid Waste Disposal Authority, Revenue Bonds,
Series A,
6.00%, 05/01/2040 (B)	2,850,000	3,138,693
Phenix City Board of Education, Special Tax,
BAM,
4.00%, 08/01/2044	2,730,000	3,090,109
Saraland Board of Education, Special Tax,
Series B, AGM,
4.00%, 06/01/2031	1,170,000	1,353,115
Saraland Public Educational Building Authority, Revenue Bonds,
AGM,
4.00%, 12/01/2030	1,540,000	1,789,746

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Alabama (continued)
Southeast Energy Authority Cooperative District, Revenue Bonds,
Series B,
Fixed until 12/01/2031, 4.00% (A), 12/01/2051	$ 45,000,000	$ 51,482,435
University of North Alabama, Revenue Bonds,
Series A, BAM,
4.00%, 11/01/2044	5,210,000	5,874,447

		92,198,101

Alaska - 0.0% (C)
State of Alaska International Airports System, Revenue Bonds,
Series A,
5.00%, 10/01/2031	65,000	73,000

Arizona - 1.6%
Arizona Industrial Development Authority, Revenue Bonds,
4.00%, 02/01/2050	4,775,000	5,322,319
Series A,
4.00%, 10/01/2049	950,000	1,029,730
5.00%, 03/01/2037	830,000	943,463
Series A, BAM,
5.00%, 06/01/2049 - 06/01/2058	17,630,000	20,600,182
Series B,
4.00%, 07/01/2041 - 07/01/2051	1,650,000	1,723,910
BluePath Trust, Revenue Bonds,
2.75%, 09/01/2026 (B) (D)	3,409,292	3,390,411
City of Litchfield Park Excise Tax Revenue, Revenue Bonds,
4.00%, 07/01/2041	775,000	838,163
County of Pima, Certificate of Participation,
5.00%, 12/01/2026	35,000	37,510
County of Santa Cruz Pledged Revenue, Revenue Bonds,
AGM,
4.00%, 07/01/2026	140,000	152,050
Glendale Industrial Development Authority, Revenue Bonds,
5.00%, 07/01/2038	250,000	263,332
Goodyear McDowell Road Commercial Corridor Improvement District, Special Assessment,
BAM,
3.00%, 01/01/2025	1,005,000	1,056,528
Industrial Development Authority of the City of Phoenix, Revenue Bonds,
5.00%, 07/01/2036	1,440,000	1,566,402
Industrial Development Authority of the County of Pima, Revenue Bonds,
4.00%, 04/01/2035 - 04/01/2036	1,665,000	1,925,942
La Paz County Industrial Development Authority, Revenue Bonds,
4.90%, 06/15/2028 (B)	460,000	479,781
Maricopa County Elementary School District No. 25, General Obligation Unlimited,
Series A, BAM,
4.00%, 07/01/2024	135,000	144,145
Maricopa County Industrial Development Authority, Revenue Bonds,
4.00%, 07/01/2049 - 07/01/2054	2,700,000	2,980,865
Series A,
5.00%, 01/01/2034	175,000	187,675

Transamerica Funds	Page 1

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Arizona (continued)
Maricopa County Unified School District No. 89, General Obligation Limited,
5.00%, 07/01/2023	$ 40,000	$ 42,287
Tempe Industrial Development Authority, Revenue Bonds,
Class A,
4.00%, 12/01/2022 - 12/01/2026	1,155,000	1,222,765

		43,907,460

Arkansas - 0.4%
Little Rock School District, General Obligation Limited,
3.00%, 02/01/2026 - 02/01/2030	10,545,000	10,636,238

California - 14.0%
Adelanto Elementary School District Community Facilities District No. 1, Special Tax,
BAM,
5.00%, 09/01/2036 - 09/01/2039	3,200,000	3,915,588
Adelanto School District, Special Tax,
BAM,
4.00%, 09/01/2035 - 09/01/2036	555,000	607,803
Alameda Corridor Transportation Authority, Revenue Bonds,
Series B, AGM,
4.00%, 10/01/2035 - 10/01/2037	2,460,000	2,684,679
Avalon Community Improvement Agency Successor Agency, Tax Allocation,
Series A, AGM,
5.00%, 09/01/2024 - 09/01/2026	1,310,000	1,463,463
Baldwin Park / Monrovia School Facilities Grant Financing Authority, Revenue Bonds,
AGM,
3.00%, 10/01/2033	60,000	62,371
4.00%, 10/01/2027	185,000	204,981
Beaumont Public Improvement Authority, Revenue Bonds,
Series A, AGM,
5.00%, 09/01/2037 - 09/01/2049	8,695,000	9,958,753
Calexico Financing Authority, Revenue Bonds,
AGM,
4.00%, 04/01/2024	205,000	217,369
California County Tobacco Securitization Agency, Revenue Bonds,
Series B-1,
1.75%, 06/01/2030	75,000	75,147
California Educational Facilities Authority, Revenue Bonds,
5.00%, 04/01/2051	23,000,000	33,911,152
California Health Facilities Financing Authority, Revenue Bonds,
5.00%, 08/15/2051 - 08/15/2055	13,670,000	16,799,597
Series B,
5.00%, 11/15/2031	75,000	87,541
California Housing Finance Agency, Revenue Bonds,
Series E, FNMA,
2.50%, 02/01/2038	74,325	72,901
California Municipal Finance Authority, Revenue Bonds,
4.00%, 10/01/2050	4,450,000	4,994,515
4.38%, 07/01/2025 (B)	520,000	547,838
5.00%, 01/01/2035 - 01/01/2049	14,900,000	17,690,846
BAM,
4.00%, 05/15/2034 - 05/15/2046	11,885,000	13,577,450

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
California Municipal Finance Authority, Revenue Bonds, (continued)
BAM-TCRS,
5.00%, 05/15/2038 - 05/15/2041	$ 8,500,000	$ 10,085,930
Series A,
4.00%, 11/01/2031 - 02/01/2051	28,035,000	32,011,421
4.50%, 06/01/2028 (B)	200,000	216,571
5.00%, 10/01/2044 - 02/01/2047	11,220,000	12,865,125
California Public Finance Authority, Revenue Bonds,
Series A,
4.25%, 06/15/2029 (B)	735,000	746,621
California School Finance Authority, Revenue Bonds,
Series A,
4.00%, 08/01/2025 (B)	350,000	372,366
California Statewide Communities Development Authority, Revenue Bonds,
AGM,
5.00%, 10/01/2026	400,000	438,896
Series A,
3.00%, 11/01/2022 (B)	440,000	445,869
5.00%, 12/01/2025 - 12/01/2029 (B)	775,000	873,197
5.00%, 08/15/2041 - 08/15/2046	3,550,000	4,049,080
5.75%, 01/15/2045 (B)	100,000	102,781
California Statewide Communities Development Authority, Special Assessment,
4.00%, 09/02/2028 - 09/02/2044	2,840,000	3,087,770
5.00%, 09/02/2034	870,000	1,039,181
Carmichael Water District, Certificate of Participation,
Series A,
4.00%, 11/01/2037	2,130,000	2,457,412
Cascade Union Elementary School District, General Obligation Unlimited,
Series B, AGM,
4.00%, 08/01/2036	80,000	88,809
Series B, AGM,
4.00%, 08/01/2034 - 08/01/2039	365,000	404,781
Chaffey Joint Union High School District, General Obligation Unlimited,
Series B,
Zero Coupon, 08/01/2037	1,000,000	537,421
Chico Unified School District, General Obligation Unlimited,
Series C,
4.00%, 08/01/2044	2,000,000	2,275,717
Chino Valley Unified School District, General Obligation Limited,
Series B,
5.00%, 08/01/2055	30,880,000	37,464,916
Chowchilla Elementary School District, General Obligation Unlimited,
5.00%, 08/01/2048	650,000	740,526
City of Azusa, Special Tax,
AGM,
5.00%, 09/01/2049	1,400,000	1,659,041
City of Beaumont, Special Tax,
5.00%, 09/01/2044	345,000	385,224
City of Fontana, Special Tax,
4.00%, 09/01/2045 - 09/01/2050	600,000	647,156
City of Lathrop, Special Assessment,
4.00%, 09/02/2022	145,000	147,579
City of Lemoore Water Revenue, Revenue Bonds,
BAM,
5.00%, 06/01/2049	6,100,000	7,292,552

Transamerica Funds	Page 2

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
City of Los Angeles Department of Airports, Revenue Bonds,
Series C,
5.00%, 05/15/2038	$ 4,700,000	$ 5,224,897
City of Porterville Sewer Revenue, Certificate of Participation,
Series C, AGM,
4.00%, 09/15/2049	3,135,000	3,546,129
City of Sacramento, Special Tax,
Series 02,
5.00%, 09/01/2044 - 09/01/2049	2,325,000	2,630,706
City of Tulare Water Revenue, Revenue Bonds,
AGM,
4.00%, 12/01/2049	425,000	461,677
Coachella Redevelopment Agency Successor Agency, Tax Allocation,
AGM,
5.00%, 09/01/2026	70,000	76,623
Series A, AGM,
4.00%, 09/01/2032	110,000	121,775
5.00%, 09/01/2029 - 09/01/2030	610,000	704,731
Colton Joint Unified School District, General Obligation Unlimited,
BAM,
4.00%, 02/01/2033	55,000	59,655
5.00%, 02/01/2029	105,000	119,397
Compton Unified School District, General Obligation Unlimited,
Series B, BAM,
Zero Coupon, 06/01/2034	930,000	659,223
Series B, BAM,
4.00%, 06/01/2049	5,855,000	6,405,084
County of El Dorado, Special Tax,
5.00%, 09/01/2029	1,110,000	1,274,441
BAM,
3.00%, 09/01/2025 - 09/01/2026	260,000	275,267
5.00%, 09/01/2022	690,000	708,254
County of San Bernardino, Special Tax,
4.00%, 09/01/2047	100,000	103,710
Coyote Canyon Public Facilities Community Facilities District No. 2004-1, Special Tax,
Series A, AGM,
4.00%, 09/01/2029	60,000	64,444
Department of Veterans Affairs Veteran’s Farm & Home Purchase Program, Revenue Bonds,
Series B,
3.00%, 12/01/2031	3,770,000	3,919,409
3.25%, 12/01/2036	3,250,000	3,396,008
Desert Community College District, General Obligation Unlimited,
Series A,
4.00%, 08/01/2040 - 08/01/2051	13,925,000	15,458,080
Durham Unified School District, General Obligation Unlimited,
Series A, AGM,
4.00%, 08/01/2037 - 08/01/2039	710,000	770,543
Elk Grove Unified School District, Certificate of Participation,
BAM,
5.00%, 02/01/2027 - 02/01/2028	2,270,000	2,580,006
Etiwanda School District, Special Tax,
Series 2,
3.00%, 09/01/2022	85,000	85,921
3.50%, 09/01/2023	75,000	77,281

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Eureka City Schools, General Obligation Unlimited,
BAM,
4.00%, 08/01/2038	$ 85,000	$ 96,665
Fairfield-Suisun Unified School District Public Financing Authority, Special Tax,
BAM,
2.25%, 08/15/2022 - 08/15/2023	4,535,000	4,568,810
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds,
Series A, AGM,
5.00%, 01/15/2042	410,000	439,516
Golden State Tobacco Securitization Corp., Revenue Bonds,
Series A, AGM-CR,
5.00%, 06/01/2040	1,000,000	1,124,811
Series A-1,
5.00%, 06/01/2023 - 06/01/2024	2,000,000	2,143,283
5.25%, 06/01/2047	655,000	665,407
Series B-2,
Zero Coupon, 06/01/2066	55,000,000	8,750,159
Heber Elementary School District, General Obligation Unlimited,
Series A, AGM,
4.00%, 08/01/2035 - 08/01/2038	360,000	393,170
Inglewood Unified School District, General Obligation Unlimited,
Series A, AGM,
4.00%, 08/01/2051	1,500,000	1,666,043
Jurupa Community Services District, Special Tax,
Series A,
4.00%, 09/01/2045 - 09/01/2050	665,000	724,324
Konocti Unified School District, General Obligation Unlimited,
AGM,
5.00%, 08/01/2042	740,000	841,687
La Mesa-Spring Valley School District, General Obligation Unlimited,
Series A, BAM,
4.00%, 08/01/2051	2,500,000	2,753,305
Lynwood Unified School District, General Obligation Unlimited,
Series B, BAM,
4.00%, 08/01/2045 - 08/01/2049	5,125,000	5,648,252
Madera County Public Financing Authority, Revenue Bonds,
BAM,
4.00%, 10/01/2050	8,130,000	9,151,878
Marin Healthcare District, General Obligation Unlimited,
Series A,
5.00%, 08/01/2041	2,240,000	2,638,166
McFarland Unified School District, General Obligation Unlimited,
Series A, BAM,
4.00%, 11/01/2040 - 11/01/2045	550,000	617,059
Menifee Union School District Public Financing Authority, Special Tax,
Series A,
5.00%, 09/01/2023	425,000	446,746
Series A, BAM,
5.00%, 09/01/2029 - 09/01/2034	1,240,000	1,387,370
Mountain House Public Financing Authority, Revenue Bonds,
4.00%, 10/01/2046 - 10/01/2051	4,375,000	4,672,485
Series A, BAM,
4.00%, 12/01/2036 - 12/01/2038	610,000	701,310

Transamerica Funds	Page 3

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Mountain View School District, General Obligation Unlimited,
Series D, AGM,
4.00%, 08/01/2049	$ 1,000,000	$ 1,118,941
Oakdale Public Financing Authority, Special Tax,
2.63%, 09/01/2022	110,000	110,986
Ontario International Airport Authority, Revenue Bonds,
Series A, AGM,
4.00%, 05/15/2051	3,935,000	4,420,212
5.00%, 05/15/2046	1,865,000	2,294,540
Oxnard Financing Authority, Revenue Bonds,
Series A, BAM,
4.00%, 06/01/2055	2,970,000	3,328,913
Palomar Health, Certificate of Participation,
AGM-CR,
4.00%, 11/01/2047	375,000	415,620
Parlier Unified School District, General Obligation Unlimited,
Series B, AGM,
4.00%, 08/01/2048 - 08/01/2051	2,040,000	2,273,640
Pittsburg Successor Redevelopment Agency, Tax Allocation,
Series A, AGM,
5.00%, 09/01/2022	425,000	434,883
Pollock Pines Elementary School District, General Obligation Unlimited,
AGM,
4.00%, 08/01/2049	1,565,000	1,699,788
Rancho Cordova Community Facilities District, Special Tax,
4.00%, 09/01/2041	325,000	351,287
Rio Elementary School District Community Facilities District, Special Tax,
BAM,
5.00%, 09/01/2029 - 09/01/2032	1,535,000	1,758,054
River Islands Public Financing Authority, Revenue Bonds,
AGM,
4.00%, 09/01/2045 - 09/01/2050	2,400,000	2,687,748
River Islands Public Financing Authority, Special Tax,
4.00%, 09/01/2051	665,000	695,478
Robla School District, General Obligation Unlimited,
Series A, AGM,
4.00%, 08/01/2037 - 08/01/2038	1,075,000	1,185,978
5.00%, 08/01/2044	1,720,000	2,031,332
San Bernardino County Redevelopment Project, Tax Allocation,
Series B, AGM,
5.00%, 09/01/2025 - 09/01/2026	230,000	258,603
San Diego Public Facilities Financing Authority, Revenue Bonds,
Series A,
5.00%, 10/15/2044	365,000	405,868
San Diego Unified School District, General Obligation Unlimited,
Series K-2,
Zero Coupon, 07/01/2030	1,350,000	1,099,395
Series L,
4.00%, 07/01/2049	3,000,000	3,388,025

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
San Leandro Unified School District, General Obligation Unlimited,
AGC,
Zero Coupon (E), 08/01/2039	$ 305,000	$ 296,447
Sanger Unified School District, Certificate of Participation,
AGM,
3.13%, 06/01/2033	75,000	78,843
Sanger Unified School District, General Obligation Unlimited,
Series A, BAM,
4.00%, 08/01/2055	1,500,000	1,714,913
Santa Ana Unified School District, General Obligation Unlimited,
Series A,
4.00%, 08/01/2048	4,265,000	4,779,664
Santa Clarita Redevelopment Successor Agency, Tax Allocation,
AGM,
5.00%, 10/01/2023	435,000	462,805
Saugus Union School District Financing Authority, Revenue Bonds,
Series A, BAM,
4.00%, 09/01/2049	875,000	962,890
Snowline Joint Unified School District, Special Tax,
Series A,
3.00%, 09/01/2022	280,000	283,115
Stockton Public Financing Authority, Special Tax,
Series A, BAM,
4.00%, 09/02/2030	685,000	757,308
Successor Agency to the Upland Community Redevelopment Agency, Tax Allocation,
AGM,
5.00%, 09/01/2022	60,000	61,491
Sunnyvale School District, General Obligation Unlimited,
Series A,
4.00%, 09/01/2050	4,230,000	4,785,634
Sutter Union High School District, General Obligation Unlimited,
BAM,
Zero Coupon, 08/01/2028	140,000	119,167
Tahoe-Truckee Unified School District, Certificate of Participation,
BAM,
4.00%, 06/01/2043	1,000,000	1,082,890
Temescal Valley Water District, Special Tax,
4.00%, 09/01/2025	390,000	420,132
Tulare Local Health Care District, General Obligation Unlimited,
BAM,
4.00%, 08/01/2039	1,500,000	1,723,783
Upland Community Facilities District, Special Tax,
Series A,
4.00%, 09/01/2049	750,000	810,396
Vacaville Unified School District, Certificate of Participation,
AGM,
4.00%, 12/01/2024	105,000	113,296

Transamerica Funds	Page 4

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Washington Township Health Care District, General Obligation Unlimited,
Series DT,
4.00%, 08/01/2034 - 08/01/2036	$ 1,585,000	$ 1,737,842
Weed Union Elementary School District, Certificate of Participation,
AGM,
2.63%, 03/01/2046	110,000	106,665
West Kern Community College District, Certificate of Participation,
AGM,
4.00%, 11/01/2040 - 11/01/2044	1,390,000	1,545,363

		377,263,578

Colorado - 1.8%
BNC Metropolitan District No. 1, General Obligation Limited,
Series A, BAM,
5.00%, 12/01/2032	360,000	419,270
Bradburn Metropolitan District No. 2, General Obligation Limited,
Series A,
4.00%, 12/01/2028 (D)	294,000	308,020
Brighton Crossing Metropolitan District No. 4, General Obligation Limited,
Series A,
5.00%, 12/01/2037	525,000	548,086
Brighton Crossing Metropolitan District No. 6, General Obligation Limited,
Series A,
5.00%, 12/01/2050	2,005,000	2,147,982
Bromley Park Metropolitan District No. 2, General Obligation Limited,
Series A, BAM,
5.00%, 12/01/2031 - 12/01/2032	460,000	546,289
Castle Oaks Metropolitan District No. 3, General Obligation Limited,
AGM,
4.00%, 12/01/2040 - 12/01/2050	2,470,000	2,796,778
City of Arvada, Certificate of Participation,
4.00%, 12/01/2032 - 12/01/2033	1,080,000	1,188,606
Colorado Educational & Cultural Facilities Authority, Revenue Bonds,
4.00%, 08/01/2024 - 08/01/2026	365,000	397,109
5.00%, 06/15/2029 - 08/01/2031	1,590,000	1,798,093
Series A,
5.00%, 06/01/2036	540,000	604,266
Colorado Health Facilities Authority, Revenue Bonds,
Series A,
4.00%, 08/01/2049 - 09/01/2050	4,800,000	5,314,716
5.00%, 12/01/2033	100,000	106,679
Series B,
5.00%, 05/15/2023 - 05/15/2026	2,095,000	2,202,162
Denver Health & Hospital Authority, Revenue Bonds,
Series A,
4.00%, 12/01/2040	750,000	839,788
Erie Commons Metropolitan District No. 2, General Obligation Limited,
Series A, AGM,
4.00%, 12/01/2039	1,260,000	1,416,910
Flying Horse Metropolitan District No. 2, General Obligation Limited,
Series A, AGM,
4.00%, 12/01/2050	745,000	843,430

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Colorado (continued)
Heather Gardens Metropolitan District, General Obligation Unlimited,
AGM,
4.00%, 12/01/2025 - 12/01/2030	$ 1,005,000	$ 1,130,077
Highpointe Vista Metropolitan District No. 2, General Obligation Limited,
BAM,
4.00%, 12/01/2046	525,000	603,670
Northglenn Urban Renewal Authority, Tax Allocation,
4.00%, 12/01/2024 - 12/01/2038	2,215,000	2,427,892
Palisade Park North Metropolitan District No. 1, General Obligation Limited,
Series A, BAM,
4.00%, 12/01/2051	560,000	623,927
Park Creek Metropolitan District, Revenue Bonds,
Series A,
5.00%, 12/01/2032 - 12/01/2037	1,205,000	1,336,811
Series A, AGM,
4.00%, 12/01/2046	6,530,000	7,401,833
Series A, NATL-IBC,
5.00%, 12/01/2045	1,220,000	1,342,942
Rampart Range Metropolitan District No. 5, Revenue Bonds,
4.00%, 12/01/2041 - 12/01/2051	4,500,000	4,473,713
Sand Creek Metropolitan District, General Obligation Limited,
AGM,
4.00%, 12/01/2032 - 12/01/2034	1,475,000	1,652,271
Silver Peaks Metropolitan District No. 2, General Obligation Limited,
BAM,
5.00%, 12/01/2037 - 12/01/2042	1,520,000	1,728,262
South Sloan’s Lake Metropolitan District No. 2, General Obligation Limited,
AGM,
4.00%, 12/01/2044	435,000	486,713
Transport Metropolitan District No. 3, General Obligation Limited,
Series A-2,
Zero Coupon (E), 12/01/2051	1,000,000	887,833
Vauxmont Metropolitan District, General Obligation Limited,
AGM,
3.25%, 12/15/2050	1,803,000	1,920,209
Wyndham Hill Metropolitan District No. 2, General Obligation Limited,
Series A, BAM,
4.00%, 12/01/2034	540,000	605,796

		48,100,133

Connecticut - 1.0%
City of Hartford, General Obligation Unlimited,
Series A,
5.00%, 04/01/2030	20,000	20,136
Series A, AGM,
5.00%, 07/01/2025 - 07/01/2032	460,000	516,507
Series A, BAM,
4.00%, 12/01/2027	515,000	574,241
5.00%, 12/01/2022 - 12/01/2026	10,625,000	11,930,807
Series A, BAM-TCRS,
5.00%, 04/01/2025	765,000	770,685
Series B, AGM,
5.00%, 10/01/2032	100,000	109,448
Series C, AGM,
5.00%, 07/15/2023	900,000	954,574

Transamerica Funds	Page 5

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Connecticut (continued)
City of New Haven, General Obligation Unlimited,
Series A,
5.50%, 08/01/2035 - 08/01/2037	$ 555,000	$ 666,908
Series A, BAM-TCRS,
5.00%, 08/01/2037	435,000	505,569
Series B, BAM,
5.00%, 08/15/2025	40,000	45,144
Connecticut Housing Finance Authority, Revenue Bonds,
Series 24,
3.80%, 06/15/2031	120,000	131,561
Series B-1,
2.40%, 11/15/2026	90,000	92,208
Series B-3,
2.40%, 05/15/2026	55,000	56,428
Connecticut State Health & Educational Facilities Authority, Revenue Bonds,
Series A, AGM-CR,
2.13%, 07/01/2031	7,790,000	7,633,991
Series B-2,
2.75%, 01/01/2026 (B)	650,000	652,096
Series J,
5.00%, 07/01/2034 - 07/01/2042	1,395,000	1,420,505
State of Connecticut, General Obligation Unlimited,
Series B,
4.00%, 03/01/2029	25,000	25,836
Town of Hamden, General Obligation Unlimited,
BAM,
6.00%, 08/15/2033	1,190,000	1,474,119
Series A, BAM,
5.00%, 08/01/2027	440,000	519,389

		28,100,152

Delaware - 0.1%
Delaware Municipal Electric Corp., Revenue Bonds,
Series A, BAM,
5.00%, 10/01/2035 - 10/01/2038	1,425,000	1,748,997
Delaware State Economic Development Authority, Revenue Bonds,
5.00%, 08/01/2049	900,000	984,232

		2,733,229

District of Columbia - 1.2%
District of Columbia, Revenue Bonds,
4.00%, 07/01/2049	1,000,000	1,080,773
Series A,
4.13%, 07/01/2027	1,010,000	1,053,738
5.00%, 07/01/2032	1,500,000	1,599,877
District of Columbia Housing Finance Agency, Revenue Bonds,
Series A,
3.70%, 09/01/2033	1,510,000	1,644,461
District of Columbia Water & Sewer Authority, Revenue Bonds,
Series A,
5.00%, 10/01/2023	25,000	25,685

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
District of Columbia (continued)
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Revenue Bonds,
AGM,
4.00%, 10/01/2052 (F)	$ 20,000,000	$ 22,260,088
Series A,
5.00%, 10/01/2053	550,000	554,170
Series B, AGM,
4.00%, 10/01/2053	1,375,000	1,517,888
Series B, AGM-CR,
6.50% (E), 10/01/2044	1,065,000	1,384,975
Series C, AGC,
6.50% (E), 10/01/2041	285,000	347,973

		31,469,628

Florida - 3.0%
Board of Governors International University Dormitory Revenue, Revenue Bonds,
Series A, BAM,
4.00%, 07/01/2032	2,195,000	2,546,717
Bridgewater Community Development District, Special Assessment,
4.50%, 05/01/2031	25,000	26,818
Capital Trust Agency, Inc., Revenue Bonds,
3.50%, 07/01/2022 (B)	570,000	571,402
City of Cape Coral Water & Sewer Revenue, Special Assessment,
AGM,
2.13%, 09/01/2022	80,000	80,738
2.75%, 09/01/2025 - 09/01/2026	475,000	501,948
City of Fort Myers, Revenue Bonds,
4.00%, 12/01/2032 - 12/01/2033	310,000	338,039
City of Jacksonville, Revenue Bonds,
Series C,
5.00%, 10/01/2031	100,000	102,909
City of Miami Parking System Revenue, Revenue Bonds,
BAM,
5.00%, 10/01/2028 - 10/01/2029	745,000	904,512
City of Orlando Tourist Development Tax Revenue, Revenue Bonds,
Series A, AGM,
5.00%, 11/01/2027 - 11/01/2032	11,230,000	13,316,637
Series B, AGM,
5.00%, 11/01/2025 - 11/01/2038	7,870,000	9,161,600
City of Tallahassee, Revenue Bonds,
5.00%, 10/01/2023	55,000	56,511
City of Tampa, Revenue Bonds,
Series A,
5.00%, 11/15/2025	130,000	131,674
Series B,
4.00%, 07/01/2045	1,000,000	1,113,424
5.00%, 07/01/2050	1,250,000	1,516,916
County of Miami-Dade Water & Sewer System Revenue, Revenue Bonds,
Series B,
5.00%, 10/01/2044	1,000,000	1,217,711
County of Polk Utility System Revenue, Revenue Bonds,
BAM,
5.00%, 10/01/2043	10,000,000	10,663,237
Florida Department of Environmental Protection, Revenue Bonds,
Series A,
5.00%, 07/01/2022	55,000	56,047

Transamerica Funds	Page 6

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Florida (continued)
Florida Development Finance Corp., Revenue Bonds,
AGM,
4.00%, 02/01/2042 - 02/01/2046	$ 5,025,000	$ 5,606,758
Series A,
5.00%, 06/15/2035 - 06/15/2040 (B)	2,000,000	2,255,909
Florida Higher Educational Facilities Financial Authority, Revenue Bonds,
5.00%, 04/01/2035	1,050,000	1,191,729
Florida Housing Finance Corp., Revenue Bonds,
Series 1, GNMA, FNMA, FHLMC,
2.35%, 07/01/2024	170,000	172,819
Florida Keys Aqueduct Authority, Revenue Bonds,
Series A,
5.00%, 09/01/2049	750,000	828,632
Florida State Board of Governors, Revenue Bonds,
Series A, AGM,
5.00%, 11/01/2028	390,000	474,822
Herons Glen Recreation District, Special Assessment,
BAM,
3.00%, 05/01/2034 - 05/01/2035	495,000	520,356
Hillsborough County Industrial Development Authority, Revenue Bonds,
4.00%, 08/01/2055	6,040,000	6,673,082
Lee County Industrial Development Authority, Revenue Bonds,
5.00%, 11/15/2039 - 11/15/2044	3,500,000	4,001,968
Miami-Dade County Industrial Development Authority, Revenue Bonds,
Series A,
5.00%, 06/01/2047 (B)	1,875,000	1,920,518
North Sumter County Utility Dependent District, Revenue Bonds,
5.00%, 10/01/2042	135,000	138,708
BAM,
5.00%, 10/01/2036 - 10/01/2037	500,000	608,944
Northern Palm Beach County Improvement District, Special Assessment,
AGM,
5.00%, 08/01/2024	105,000	114,283
Orange County Health Facilities Authority, Revenue Bonds,
Series A,
5.00%, 10/01/2033 - 10/01/2034	8,200,000	9,381,222
Series B,
5.00%, 10/01/2044	300,000	340,196
Palm Beach County Health Facilities Authority, Revenue Bonds,
5.00%, 05/15/2032	900,000	1,011,682
St. Johns County Industrial Development Authority, Revenue Bonds,
4.00%, 12/15/2022 - 12/15/2024	370,000	384,272
Series A,
Fixed until 08/01/2024, 4.13% (A), 08/01/2047	1,000,000	1,027,599
Tradition Community Development District No. 1, Special Assessment,
AGM,
4.00%, 05/01/2023	305,000	316,052
Village Community Development District No. 12, Special Assessment,
3.25%, 05/01/2023 (B)	185,000	187,288

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Florida (continued)
Volusia County School Board, Certificate of Participation,
Series A, BAM,
5.00%, 08/01/2027 - 08/01/2028	$ 625,000	$ 711,014
Walton County District School Board, Certificate of Participation,
AGM,
5.00%, 07/01/2026	220,000	243,440

		80,418,133

Georgia - 2.4%
Bibb County Development Authority, Revenue Bonds,
5.25%, 06/01/2050	4,920,000	6,010,646
City of Bainbridge Combined Utility Revenue, Revenue Bonds,
BAM,
4.00%, 12/01/2051	1,200,000	1,370,238
Cobb County Kennestone Hospital Authority Revenue, Revenue Bonds,
5.00%, 04/01/2050	7,075,000	8,497,848
Cornelia Urban Redevelopment Agency, Revenue Bonds,
AGM,
5.00%, 10/01/2054	1,390,000	1,651,088
Development Authority of Lagrange, Revenue Bonds,
4.50%, 10/15/2031	2,000,000	2,040,799
Fulton County Development Authority Revenue, Revenue Bonds,
4.00%, 07/01/2039 - 04/01/2050	11,435,000	12,556,112
Gainesville & Hall County Hospital Authority, Revenue Bonds,
Class A,
4.00%, 02/15/2051	10,785,000	12,027,734
George L Smith II Congress Center Authority, Revenue Bonds,
4.00%, 01/01/2036	1,250,000	1,379,749
Georgia Housing & Finance Authority, Revenue Bonds,
Series A-1,
3.20%, 12/01/2036	690,000	709,630
3.25%, 12/01/2037	1,320,000	1,359,824
Main Street Natural Gas, Inc., Revenue Bonds,
Series A,
5.00%, 05/15/2049	5,000,000	6,957,179
Municipal Electric Authority of Georgia, Revenue Bonds,
AGM,
5.00%, 01/01/2062	8,100,000	9,583,231

		64,144,078

Guam - 0.0% (C)
Guam Government Waterworks Authority, Revenue Bonds,
5.00%, 07/01/2023 - 07/01/2031	335,000	371,077
Guam Power Authority, Revenue Bonds,
Series A,
5.00%, 10/01/2034	120,000	122,678
Series A, AGM,
5.00%, 10/01/2026	215,000	220,212

		713,967

Transamerica Funds	Page 7

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Idaho - 0.5%
County of Nez Perce, Revenue Bonds,
2.75%, 10/01/2024	$ 4,500,000	$ 4,683,495
Idaho Health Facilities Authority, Revenue Bonds,
Series D,
5.00%, 12/01/2032	50,000	50,753
Idaho Housing & Finance Association, Revenue Bonds,
Series A,
4.00%, 07/01/2026	160,000	167,276
4.63%, 07/01/2029 (B)	185,000	203,284
Idaho State Health Facilities Authority Revenue, Revenue Bonds,
4.00%, 03/01/2046 - 03/01/2051	8,000,000	9,018,325

		14,123,133

Illinois - 15.1%
Adams County School District No. 172, General Obligation Unlimited,
AGM,
3.00%, 02/01/2033	335,000	345,571
4.00%, 02/01/2032 - 02/01/2035	3,000,000	3,241,915
5.00%, 02/01/2029	1,345,000	1,521,589
Berwyn Municipal Securitization Corp., Revenue Bonds,
Series A, AGM- CR,
5.00%, 01/01/2035	8,230,000	9,864,335
Boone & Winnebago Counties Community Unit School District No. 200, General Obligation Unlimited,
AGM,
Zero Coupon, 01/01/2023	1,490,000	1,478,451
Carol Stream Park District, General Obligation Unlimited,
BAM,
5.00%, 01/01/2037	1,375,000	1,554,727
Champaign & Piatt Counties Community Unit School District No. 3, General Obligation Unlimited,
Series A, AGM,
5.00%, 10/01/2022 - 10/01/2024	4,910,000	5,187,384
Channahon Park District, General Obligation Unlimited,
Series A, BAM,
4.00%, 12/15/2038	50,000	55,759
Chicago Board of Education, General Obligation Unlimited,
Series A, NATL,
Zero Coupon, 12/01/2022	25,000	24,780
Chicago O’Hare International Airport, Revenue Bonds,
Series D, BAM-TCRS,
5.00%, 01/01/2039	25,000	25,935
Chicago Park District, General Obligation Limited,
Series A, BAM-TCRS,
5.75%, 01/01/2038	325,000	354,112
Chicago Transit Authority Sales Tax Receipts Fund, Revenue Bonds,
AGM-CR,
5.00%, 12/01/2051	35,000	39,931
City of Calumet City, General Obligation Unlimited,
BAM,
4.00%, 03/01/2023 - 03/01/2024	2,135,000	2,224,467
Series A, BAM,
4.00%, 03/01/2022	955,000	957,453

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
City of Chicago, General Obligation Unlimited,
Series C,
5.00%, 01/01/2026 - 01/01/2027	$ 2,970,000	$ 3,323,546
City of Chicago Wastewater Transmission Revenue, Revenue Bonds,
AGM-CR,
5.00%, 01/01/2024	100,000	100,356
Series A, AGM,
5.25%, 01/01/2042	675,000	789,331
City of Chicago Waterworks Revenue, Revenue Bonds,
4.00%, 11/01/2023	500,000	511,064
5.00%, 11/01/2028	500,000	546,708
AGM-CR,
5.00%, 11/01/2027	165,000	170,236
City of Country Club Hills, General Obligation Unlimited,
BAM,
4.00%, 12/01/2028 - 12/01/2031	1,340,000	1,488,370
4.50%, 12/01/2030 - 12/01/2031	1,295,000	1,373,967
City of East Moline, General Obligation Unlimited,
Series A, AGM,
4.00%, 01/15/2036 - 01/15/2037	1,100,000	1,269,354
City of Flora, General Obligation Unlimited,
BAM,
3.50%, 11/01/2023 - 11/01/2024	365,000	381,833
City of Monmouth, General Obligation Unlimited,
Series A, AGM,
Zero Coupon, 12/01/2034 - 12/01/2044	1,295,000	857,329
Series B, BAM,
3.00%, 12/01/2023	130,000	134,187
City of North Chicago, General Obligation Unlimited,
Series B, AGM,
4.00%, 11/01/2023	40,000	41,889
City of Peoria, General Obligation Unlimited,
Series B, BAM-TCRS,
5.00%, 01/01/2026 - 01/01/2027	1,795,000	2,043,696
City of Rock Island, General Obligation Unlimited,
Series B,
4.00%, 12/01/2030	255,000	296,354
City of Sterling, General Obligation Unlimited,
AGM,
3.00%, 12/01/2024	140,000	146,415
City of Waukegan, General Obligation Unlimited,
Series A, AGM,
5.00%, 12/30/2035 - 12/30/2036	2,220,000	2,570,245
Series B, AGM,
5.00%, 12/30/2030 - 12/30/2032	1,620,000	1,887,140
Cook & Will Counties Community College District No. 515, General Obligation Limited,
5.00%, 12/01/2024	45,000	49,646
Cook & Will Counties School District No. 194, General Obligation Limited,
Series B, BAM,
5.00%, 12/01/2033	775,000	855,010

Transamerica Funds	Page 8

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Cook & Will Counties School District No. 194, General Obligation Unlimited,
BAM,
4.13%, 12/01/2035	$ 680,000	$ 731,598
Cook County Community College District No. 508, General Obligation Unlimited,
5.00%, 12/01/2022 - 12/01/2024	1,375,000	1,449,224
BAM-TCRS,
5.25%, 12/01/2027 - 12/01/2043	3,050,000	3,255,132
Cook County Community High School District No. 229, General Obligation Limited,
4.00%, 12/01/2023	1,505,000	1,581,474
Cook County High School District No. 209 Proviso Township, General Obligation Limited,
Series BAGM,
5.00%, 12/01/2032	1,500,000	1,797,533
Cook County School District No. 111, General Obligation Limited,
Series A, BAM,
5.00%, 12/01/2037	2,350,000	2,801,082
Cook County School District No. 111, General Obligation Unlimited,
AGM,
4.00%, 12/01/2033 - 12/01/2034	1,195,000	1,320,699
Cook County School District No. 149, General Obligation Limited,
Series A-1, AGM,
4.00%, 12/01/2028	980,000	1,045,237
Cook County School District No. 157, General Obligation Unlimited,
Series A, AGM,
Zero Coupon, 11/01/2022 - 11/01/2025	920,000	872,845
Cook County School District No. 160, General Obligation Unlimited,
Series A, BAM,
4.00%, 12/01/2026 - 12/01/2027	235,000	263,117
Cook County School District No. 94, General Obligation Unlimited,
BAM,
4.00%, 12/01/2037 - 12/01/2040	1,230,000	1,351,968
Cook County Township High School District No. 201, General Obligation Limited,
Series C, AGM,
Zero Coupon, 12/01/2024	315,000	299,301
Cook County Township High School District No. 220, General Obligation Limited,
AGM-CR,
5.00%, 12/01/2025	700,000	750,986
BAM-TCRS,
5.00%, 12/01/2026	1,545,000	1,657,533
Cook County Township High School District No. 220, General Obligation Unlimited,
BAM,
5.00%, 12/01/2028 - 12/01/2034	1,265,000	1,526,256
County of Cook, General Obligation Unlimited,
Series C, AGM-CR,
5.00%, 11/15/2024	1,500,000	1,549,754
County of Logan, General Obligation Unlimited,
Series B, BAM,
3.25%, 11/01/2037	50,000	53,026

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
County of Sangamon, General Obligation Limited,
BAM,
4.00%, 12/15/2040	$ 300,000	$ 336,079
DeKalb & Kane Counties Community Unit School District No. 427, General Obligation Limited,
Series B, BAM,
4.00%, 02/01/2039 - 02/01/2040	805,000	900,203
DeKalb & Kane Counties Community Unit School District No. 427, General Obligation Unlimited,
Series A, BAM-TCRS,
4.00%, 02/01/2030	2,060,000	2,060,000
Douglas & Champaign Counties Community Unit School District No. 302, General Obligation Unlimited,
Series B, AGM,
4.00%, 12/01/2034	785,000	871,185
Henry & Whiteside Counties Community Unit School District No. 228, General Obligation Unlimited,
Series A, AGM,
5.00%, 08/15/2028	150,000	169,125
Illinois Finance Authority, Revenue Bonds,
4.00%, 08/01/2032 - 08/15/2038	13,115,000	15,033,691
5.00%, 08/01/2025 - 07/01/2035	10,055,000	12,160,138
AGM,
4.00%, 12/01/2023	140,000	147,218
5.00%, 12/01/2036	1,900,000	2,137,601
Series A,
4.00%, 11/01/2023 - 05/01/2050	2,005,000	2,163,841
4.13%, 05/15/2047	5,335,000	5,927,301
5.00%, 07/01/2022 - 11/01/2029	5,485,000	6,125,243
Illinois Housing Development Authority, Revenue Bonds,
FNMA,
2.63%, 09/01/2032	1,435,769	1,462,244
Series A-1,
3.00%, 02/01/2022	160,000	160,000
Illinois Sports Facilities Authority, Revenue Bonds,
BAM-TCRS,
5.00%, 06/15/2029	1,980,000	2,406,913
Illinois State Toll Highway Authority, Revenue Bonds,
Series A,
5.00%, 01/01/2044	1,500,000	1,823,601
Series B,
5.00%, 01/01/2037	140,000	157,263
Iroquois & Kankakee Counties Community Unit School District No. 4, General Obligation Unlimited,
Series A, AMBAC, BAM-TCRS,
Zero Coupon, 11/01/2022	1,300,000	1,291,379
Jersey & Greene County Community Unit School District No. 100, General Obligation Unlimited,
Series A, BAM,
5.00%, 12/01/2026 - 12/01/2027	3,975,000	4,524,507
Joliet Regional Port District, General Obligation Unlimited,
Series A, AGM,
4.00%, 12/30/2024	250,000	265,640

Transamerica Funds	Page 9

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Kane Cook & DuPage Counties School District No. U-46, General Obligation Limited,
Series A,
5.00%, 01/01/2033	$ 260,000	$ 278,882
Kane Cook & DuPage Counties School District No. U-46, General Obligation Unlimited,
Series D,
5.00%, 01/01/2025 - 01/01/2026	130,000	139,887
Kane County School District No. 129, General Obligation Unlimited,
Series C, BAM-TCRS,
5.00%, 02/01/2025	2,945,000	3,276,862
Knox & Warren Counties Community Unit School District No. 205, General Obligation Unlimited,
Series A, BAM,
4.00%, 12/01/2039	1,300,000	1,408,506
Series B,
3.50%, 01/01/2027	135,000	139,330
Series B, BAM,
4.00%, 01/01/2034 - 01/01/2036	1,785,000	1,957,502
Lake County Community Unit School District No. 116, General Obligation Limited,
Series B,
3.00%, 01/15/2023	105,000	107,184
Lee & Ogle Counties Community Unit School District No. 275, General Obligation Unlimited,
Series B, AGM,
4.50%, 12/01/2025 - 12/01/2027	1,085,000	1,119,309
Macon & De Witt Counties Community Unit School District No. 2, General Obligation Unlimited,
Series C, BAM,
3.25%, 12/01/2023	1,195,000	1,239,321
4.00%, 12/01/2025	1,360,000	1,488,785
Macon County School District No. 61, General Obligation Unlimited,
AGM,
5.00%, 12/01/2040	550,000	654,495
Series C, AGM,
4.00%, 01/01/2040 - 01/01/2045	4,530,000	4,885,888
Macoupin Sangamon & Montgomery Counties Community Unit School District, General Obligation Unlimited,
BAM,
4.50%, 12/01/2036 - 12/01/2041	1,625,000	1,711,196
Madison & Jersey Counties Unit School District No. 11, General Obligation Unlimited,
BAM,
5.00%, 12/01/2030	3,270,000	3,905,731
Series B, BAM,
3.50%, 03/01/2029	1,700,000	1,795,344
Madison-Macoupin Etc. Counties Community College District No. 536, General Obligation Unlimited,
Series A, AGM,
5.00%, 11/01/2031 - 11/01/2033	3,580,000	4,133,203
Series A, BAM-TCRS,
5.00%, 11/01/2022 - 11/01/2026	4,990,000	5,374,775

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
McHenry & Kane Counties Community Consolidated School District No. 158, General Obligation Unlimited,
AGM-CR, FGIC,
Zero Coupon, 01/01/2024	$ 540,000	$ 525,853
McHenry County Community Unit School District No. 12, General Obligation Unlimited,
BAM,
5.00%, 01/01/2035	2,625,000	2,884,071
Series A, AGM,
5.00%, 01/01/2023	70,000	72,551
McHenry County Conservation District, General Obligation Unlimited,
5.00%, 02/01/2026	110,000	122,672
McLean County Public Building Commission, Revenue Bonds,
4.00%, 12/01/2034	1,245,000	1,339,393
Metropolitan Pier & Exposition Authority, Revenue Bonds,
NATL,
5.70% (E), 06/15/2023	165,000	175,480
Series A, NATL,
Zero Coupon, 06/15/2026	100,000	91,176
Series B,
5.00%, 12/15/2028	145,000	147,359
Series B, BAM-TCRS,
5.00%, 06/15/2052	315,000	349,998
Northeastern Illinois University, Certificate of Participation,
AGM,
3.00%, 07/01/2023	550,000	554,742
4.00%, 07/01/2025	565,000	590,276
Northeastern Illinois University, Revenue Bonds,
Series 1, BAM,
4.00%, 07/01/2022	670,000	679,457
Northern Illinois University, Certificate of Participation,
AGM,
5.00%, 09/01/2024	105,000	114,615
Northern Illinois University, Revenue Bonds,
BAM,
4.00%, 10/01/2043	1,275,000	1,435,511
Series B, BAM,
4.00%, 04/01/2036 - 04/01/2041	4,595,000	5,161,728
5.00%, 04/01/2027	355,000	411,344
Peoria Public Building Commission, Revenue Bonds,
BAM,
5.00%, 12/01/2022	1,075,000	1,112,704
Pulaski Massac Alexander & Johnson Counties Community Unit School District No. 10, General Obligation Unlimited,
Series C, AGM,
4.00%, 12/01/2026 - 12/01/2029	625,000	657,536
Regional Transportation Authority, Revenue Bonds,
Series A, NATL,
5.50%, 07/01/2025	65,000	74,494
Rock Island County Public Building Commission, Revenue Bonds,
AGM,
4.00%, 12/01/2023	285,000	298,368
5.00%, 12/01/2024 - 12/01/2041	1,745,000	2,004,350

Transamerica Funds	Page 10

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Sales Tax Securitization Corp., Revenue Bonds,
BAM-TCRS,
5.00%, 01/01/2038	$ 6,525,000	$ 7,629,141
Sangamon County Community Unit School District No. 5, General Obligation Unlimited,
Series B,
5.00%, 01/01/2023	150,000	155,888
Sangamon County Water Reclamation District, General Obligation Unlimited,
Series A, BAM-TCRS,
4.00%, 01/01/2044	14,135,000	15,710,480
Sangamon Logan & Menard Counties Community Unit School District No. 15, General Obligation Unlimited,
Series B, BAM,
4.00%, 12/01/2038 - 12/01/2040	1,270,000	1,434,649
5.00%, 12/01/2036	345,000	420,019
Southern Illinois University, Certificate of Participation,
Series A-1, BAM,
4.00%, 02/15/2026	455,000	477,976
Southern Illinois University, Revenue Bonds,
BAM,
4.00%, 04/01/2028 - 04/01/2040	1,300,000	1,469,563
Series A, AGM,
5.50%, 04/01/2023	370,000	390,281
Southwestern Illinois Development Authority, Revenue Bonds,
Series B, BAM-TCRS,
5.00%, 10/15/2026	1,000,000	1,137,741
St. Clair County Community Consolidated School District No. 90, General Obligation Unlimited,
Series C, AMBAC, BAM-TCRS,
Zero Coupon, 12/01/2023	450,000	440,773
St. Clair County High School District No. 201, General Obligation Unlimited,
Series B, BAM,
5.00%, 02/01/2025	4,040,000	4,471,289
St. Clair County School District No. 119, General Obligation Unlimited,
Series A, AGM,
4.00%, 04/01/2038	500,000	562,789
State of Illinois, General Obligation Unlimited,
5.00%, 02/01/2022 - 05/01/2039	17,535,000	19,392,163
5.25%, 07/01/2030	1,020,000	1,078,621
5.50%, 07/01/2025 - 05/01/2039	5,910,000	7,131,166
5.75%, 05/01/2045	1,520,000	1,859,214
BAM-TCRS,
4.00%, 06/01/2041	17,625,000	19,194,039
Series A,
4.00%, 01/01/2030	225,000	225,481
5.00%, 04/01/2024	3,350,000	3,509,022
Series B,
4.00%, 12/01/2039	1,500,000	1,648,760
5.00%, 12/01/2032 - 10/01/2033	22,150,000	26,906,309
Series C,
5.00%, 11/01/2029	8,865,000	10,182,958
Taylorville Community Unit School District No. 3, General Obligation Limited,
Series A, AGM,
4.00%, 12/01/2040	585,000	679,318

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Tazewell County School District No. 51, General Obligation Unlimited,
NATL,
9.00%, 12/01/2022	$ 770,000	$ 823,194
University of Illinois, Revenue Bonds,
Series A, AGM,
4.00%, 04/01/2043	5,845,000	6,474,159
Series A, AMBAC,
5.50%, 04/01/2022	75,000	75,629
Series A, BAM-TCRS,
4.00%, 04/01/2031	1,445,000	1,546,898
Village of Bedford Park Water System Revenue, Revenue Bonds,
Series A, AGM,
4.00%, 12/01/2026	95,000	102,203
Village of Bellwood, General Obligation Unlimited,
AGM,
5.00%, 12/01/2027	235,000	259,330
Series B, AGM,
3.00%, 12/01/2029	1,000,000	1,043,123
Village of Broadview, General Obligation Unlimited,
Series A, BAM,
3.00%, 12/01/2022	185,000	187,704
Village of Calumet Park, General Obligation Unlimited,
BAM,
4.00%, 12/01/2022 - 12/01/2032	2,335,000	2,524,610
Village of Crestwood, General Obligation Unlimited,
BAM,
4.50%, 12/15/2027 - 12/15/2029	2,395,000	2,459,490
Series B, BAM,
5.00%, 12/15/2028 - 12/15/2035	7,305,000	7,738,077
Village of Dolton, General Obligation Unlimited,
Series A, AGC,
4.50%, 12/01/2024	300,000	300,941
Village of Franklin Park, Revenue Bonds,
BAM,
5.00%, 04/01/2026	230,000	256,894
Village of Hazel Crest, General Obligation Unlimited,
BAM,
4.00%, 12/01/2024 - 12/01/2025	640,000	693,929
Village of Lombard, General Obligation Unlimited,
5.00%, 01/01/2023 - 01/01/2024	1,240,000	1,289,965
Village of Lyons, General Obligation Unlimited,
Series B, BAM,
4.00%, 12/01/2036 - 12/01/2037	2,055,000	2,358,940
5.00%, 12/01/2032	125,000	129,119
Series C, BAM,
4.00%, 12/01/2022 - 12/01/2023	550,000	563,969
Village of Matteson, Revenue Bonds,
BAM,
5.00%, 12/01/2024 - 12/01/2035	3,610,000	4,201,040
Village of Montgomery, Special Assessment,
BAM,
2.85%, 03/01/2024	172,000	177,175
3.00%, 03/01/2025	130,000	135,880
3.10%, 03/01/2026	191,000	201,552
3.30%, 03/01/2028	184,000	196,253
3.40%, 03/01/2029	667,000	711,700
3.45%, 03/01/2030	126,000	134,320

Transamerica Funds	Page 11

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Village of Mundelein, General Obligation Unlimited,
AGM,
4.00%, 12/15/2039	$ 720,000	$ 808,257
Village of Rosemont, General Obligation Unlimited,
Series A, BAM,
4.00%, 12/01/2049	27,180,000	30,453,320
5.00%, 12/01/2042	11,270,000	13,606,131
Wauconda Special Service Area No.1, Special Tax,
Series A, BAM,
5.00%, 03/01/2033	305,000	331,037
Western Illinois Economic Development Authority, Revenue Bonds,
4.00%, 06/01/2022 - 06/01/2033	3,020,000	3,039,236
Western Illinois University, Certificate of Participation,
AGM,
3.00%, 10/01/2022	1,530,000	1,553,557
Western Illinois University, Revenue Bonds,
BAM,
5.00%, 04/01/2023 - 04/01/2024	1,020,000	1,076,172
Will County Community High School District No. 210, General Obligation Unlimited,
Series A, AGM-CR,
5.00%, 01/01/2027	3,475,000	3,587,932
Will County Community Unit School District No. 201, General Obligation Limited,
Series C, AGM,
5.00%, 01/01/2027	1,075,000	1,224,618
Will County Community Unit School District No. 201, General Obligation Unlimited,
AGM,
Zero Coupon, 11/01/2024	610,000	584,273
Will County School District No. 86, General Obligation Unlimited,
Series C, AGM-CR,
5.00%, 03/01/2024	8,105,000	8,706,729
Will Grundy Etc. County Revenue, General Obligation Unlimited,
Series B,
5.00%, 06/01/2038	200,000	214,757

		406,442,653

Indiana - 1.3%
Bloomington Redevelopment District, Tax Allocation,
Series A-1,
5.00%, 02/01/2026 - 02/01/2040	1,600,000	1,919,888
City of Evansville, Revenue Bonds,
Series A, AGM,
5.00%, 02/01/2025	140,000	155,120
City of Rockport, Revenue Bonds,
Series A,
2.75%, 06/01/2025	6,295,000	6,537,592
Evansville Redevelopment Authority, Revenue Bonds,
BAM,
4.00%, 02/01/2028 - 02/01/2029	5,840,000	6,482,279
5.00%, 02/01/2026	675,000	767,273

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Indiana (continued)
Indiana Finance Authority, Revenue Bonds,
3.50%, 10/01/2025	$ 960,000	$ 1,000,289
5.00%, 10/01/2035	2,295,000	2,664,706
Series A,
3.00%, 11/01/2030	3,500,000	3,504,387
Series B,
3.00%, 11/01/2030	625,000	625,783
Series B,
2.50%, 11/01/2030	2,500,000	2,407,530
Indiana Health Facility Financing Authority, Revenue Bonds,
5.00%, 11/15/2034	1,725,000	1,940,606
Merrillville Building Corp., Revenue Bonds,
BAM,
4.00%, 07/15/2036 - 12/15/2039	2,720,000	3,070,107
Merrillville Redevelopment Authority, Revenue Bonds,
BAM,
4.00%, 07/15/2036 - 12/15/2039	2,810,000	3,185,768
Wawasee High School Building Corp., Revenue Bonds,
5.00%, 07/15/2038	1,300,000	1,485,514

		35,746,842

Iowa - 0.4%
Iowa Finance Authority, Revenue Bonds,
5.00%, 05/15/2041 - 05/15/2047	7,840,000	8,394,777
Series A,
4.00%, 05/15/2053	2,500,000	2,566,298

		10,961,075

Kansas - 0.2%
City of Wichita, Revenue Bonds,
Series I,
5.00%, 05/15/2028	300,000	323,434
Kansas Development Finance Authority, Revenue Bonds,
Series C, BAM,
4.00%, 05/01/2022	90,000	90,806
Marais Des Cygnes Public Utility Authority, Revenue Bonds,
AGM,
3.00%, 12/01/2026 - 12/01/2027	725,000	768,546
Montgomery County Unified School District No. 446, General Obligation Unlimited,
BAM,
5.00%, 09/01/2028	310,000	360,820
Unified Government of Greeley County, General Obligation Unlimited,
Series B,
5.00%, 12/01/2037	225,000	256,556
University of Kansas Hospital Authority, Revenue Bonds,
Series A,
5.00%, 03/01/2047	2,750,000	3,181,667

		4,981,829

Kentucky - 2.9%
Bullitt County School District Finance Corp., Revenue Bonds,
3.10%, 09/01/2026	65,000	67,805
City of Winchester Combined Utilities Revenue, Revenue Bonds,
Series A, BAM,
4.00%, 07/01/2029	685,000	776,636

Transamerica Funds	Page 12

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Kentucky (continued)
County of Hardin, Revenue Bonds,
AGM,
5.75%, 08/01/2033 - 08/01/2045	$ 105,000	$ 112,446
County of Knox, General Obligation Unlimited,
BAM,
5.00%, 10/01/2035	585,000	688,525
Eastern Kentucky University, Revenue Bonds,
Series A,
4.00%, 04/01/2025	125,000	135,303
Kentucky Bond Development Corp., Revenue Bonds,
BAM,
5.00%, 09/01/2049	16,690,000	20,192,079
Kentucky Economic Development Finance Authority, Revenue Bonds,
Series A, AGM,
5.00%, 12/01/2045 - 12/01/2047	9,555,000	11,244,672
Kentucky Municipal Power Agency, Revenue Bonds,
NATL,
5.00%, 09/01/2032	1,000,000	1,159,105
Series A,
Fixed until 03/01/2026, 3.45% (A), 09/01/2042	2,500,000	2,644,627
Series A, NATL,
5.00%, 09/01/2023	115,000	121,887
Kentucky State Property & Building Commission, Revenue Bonds,
BAM,
5.00%, 05/01/2034	2,000,000	2,387,797
BAM-TCRS,
5.00%, 04/01/2029	3,150,000	3,697,544
Series A, AGM,
5.00%, 11/01/2030	855,000	1,077,605
Kentucky State University, Certificate of Participation,
BAM,
4.00%, 11/01/2041 - 11/01/2046	2,850,000	3,286,771
Louisville & Jefferson County Visitors & Convention Commission, Revenue Bonds,
AGM-CR,
4.00%, 06/01/2024 - 06/01/2029	16,260,000	17,911,560
Louisville / Jefferson County Metropolitan Government, Revenue Bonds,
Series A,
4.00%, 10/01/2039 - 10/01/2040	725,000	809,630
Morehead State University, Revenue Bonds,
Series A,
3.00%, 04/01/2027	155,000	161,863
4.00%, 04/01/2030 - 04/01/2032	435,000	466,085
Nicholas County School District Finance Corp., Revenue Bonds,
2.00%, 02/01/2023	55,000	55,624
2.38%, 02/01/2025	240,000	246,535
3.00%, 02/01/2028 - 02/01/2032	365,000	383,622
Northern Kentucky University, Revenue Bonds,
Series A,
4.00%, 09/01/2025	900,000	982,307
Series A, AGM,
4.00%, 09/01/2030	1,130,000	1,238,747

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Kentucky (continued)
Paducah Electric Plant Board, Revenue Bonds,
Series A, AGM,
5.00%, 10/01/2029 - 10/01/2032	$ 2,355,000	$ 2,725,368
University of Louisville, Revenue Bonds,
Series B, BAM,
4.00%, 09/01/2031	1,195,000	1,375,057
Warren County Justice Center Expansion Corp., Revenue Bonds,
5.00%, 09/01/2024	820,000	894,652
Warren County School District Finance Corp., Revenue Bonds,
4.00%, 04/01/2026	3,690,000	4,064,220

		78,908,072

Louisiana - 2.3%
Jefferson Sales Tax District, Revenue Bonds,
Series B, AGM,
4.00%, 12/01/2039	1,935,000	2,236,053
5.00%, 12/01/2032	35,000	41,654
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds,
AGM,
5.00%, 08/01/2026 - 08/01/2029	12,195,000	14,256,978
BAM,
5.00%, 10/01/2028 - 10/01/2034	510,000	613,569
Louisiana Public Facilities Authority, Revenue Bonds,
5.00%, 07/01/2022 - 07/01/2027 (G) (H)	3,160,000	3,033,600
Series A,
4.00%, 05/15/2049	1,300,000	1,448,560
New Orleans Aviation Board, Revenue Bonds,
AGM,
5.00%, 10/01/2033 - 10/01/2048	10,420,000	12,432,566
Parish of St. John the Baptist, Revenue Bonds,
Fixed until 07/01/2024, 2.10% (A), 06/01/2037	1,220,000	1,243,699
Fixed until 07/01/2026, 2.20% (A), 06/01/2037	4,210,000	4,313,585
Series B-2,
Fixed until 07/01/2026, 2.38% (A), 06/01/2037	11,000,000	11,352,324
St. Tammany Parish Hospital Service District No. 1, Revenue Bonds,
Series A,
5.00%, 07/01/2034 - 07/01/2048	8,750,000	10,317,342

		61,289,930

Maine - 0.4%
City of Portland General Airport Revenue, Revenue Bonds,
5.00%, 01/01/2028	640,000	719,055
Maine Governmental Facilities Authority, Revenue Bonds,
Series A,
5.00%, 10/01/2028	350,000	404,498
Maine Health & Higher Educational Facilities Authority, Revenue Bonds,
Series A, AGM,
5.00%, 07/01/2033	1,300,000	1,649,194

Transamerica Funds	Page 13

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Maine (continued)
Maine Health & Higher Educational Facilities Authority Revenue, Revenue Bonds,
4.00%, 07/01/2051	$ 4,000,000	$ 4,475,711
Maine State Housing Authority, Revenue Bonds,
Series B,
3.15%, 11/15/2039	495,000	525,275
3.35%, 11/15/2044	130,000	135,771
Series C,
2.75%, 11/15/2031	1,540,000	1,581,476
Series D-1,
2.50%, 11/15/2026	435,000	454,858

		9,945,838

Maryland - 1.8%
City of Baltimore, Revenue Bonds,
Series C,
5.00%, 07/01/2028	50,000	53,665
City of Rockville, Revenue Bonds,
Series A-1,
5.00%, 11/01/2023	300,000	313,942
Series A-2,
2.25%, 11/01/2022	250,000	250,070
5.00%, 11/01/2023	345,000	361,033
County of Prince George, General Obligation Limited,
Series A,
3.00%, 07/01/2033 - 07/01/2034	33,955,000	37,214,674
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds,
4.00%, 07/01/2045 - 07/01/2050	705,000	792,331
Washington Suburban Sanitary Commission, Revenue Bonds,
5.00%, 06/01/2022	10,000,000	10,154,021

		49,139,736

Massachusetts - 0.9%
Commonwealth of Massachusetts, General Obligation Limited,
Series A,
5.00%, 07/01/2037	45,000	50,590
Lynn Housing Authority & Neighborhood Development, Revenue Bonds,
4.25%, 10/01/2028	315,000	325,066
4.38%, 10/01/2029	300,000	309,819
Massachusetts Development Finance Agency, Revenue Bonds,
5.00%, 10/01/2039	250,000	275,707
Series C, AGM,
4.00%, 10/01/2045	1,040,000	1,171,453
Series J-2,
5.00%, 07/01/2048 - 07/01/2053	17,615,000	20,696,712
Massachusetts Housing Finance Agency, Revenue Bonds,
Series 183,
2.80%, 06/01/2031	175,000	177,872
Series C,
2.60%, 12/01/2026	150,000	155,662
2.70%, 06/01/2027	150,000	156,034
2.85%, 06/01/2028	160,000	166,452
2.90%, 12/01/2028	125,000	130,241

		23,615,608

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Michigan - 2.9%
Allendale Public School District, General Obligation Unlimited,
5.00%, 11/01/2026	$ 100,000	$ 114,722
Capac Community School District, General Obligation Unlimited,
BAM,
4.00%, 05/01/2027 - 05/01/2031	910,000	1,019,158
Clarkston Community Schools, General Obligation Unlimited,
Series I,
5.00%, 05/01/2041	20,000	22,688
Decatur Public School District, General Obligation Unlimited,
3.00%, 05/01/2022	145,000	145,904
Detroit Downtown Development Authority, Tax Allocation,
Series A, AGM,
5.00%, 07/01/2048	1,000,000	1,076,074
Detroit Wayne County Stadium Authority, Revenue Bonds,
AGM,
5.00%, 10/01/2026	2,795,000	2,876,130
Eastern Michigan University, Revenue Bonds,
Series A, BAM-TCRS,
4.00%, 03/01/2047	1,845,000	2,022,520
Fitzgerald Public School District, General Obligation Unlimited,
BAM,
4.00%, 05/01/2025	605,000	653,168
Grand Rapids Economic Development Corp., Revenue Bonds,
3.00%, 11/01/2022	410,000	413,751
Grand Rapids Public Schools, General Obligation Unlimited,
AGM,
5.00%, 05/01/2030	730,000	830,998
Lake City Area Schools, General Obligation Unlimited,
BAM,
5.00%, 05/01/2035	2,725,000	3,097,209
Michigan Finance Authority, Revenue Bonds,
4.00%, 12/01/2046	2,050,000	2,246,936
5.00%, 05/15/2054	38,800,000	43,986,279
Series A,
4.00%, 11/15/2050	450,000	494,438
Series C,
5.25%, 10/01/2043	20,000	21,426
Michigan State Hospital Finance Authority, Revenue Bonds,
Series F,
Fixed until 03/15/2023, 2.40% (A), 11/15/2047	780,000	794,355
Michigan Strategic Fund, Revenue Bonds,
5.00%, 11/15/2049	2,500,000	2,789,889
Saranac Community Schools, General Obligation Unlimited,
4.00%, 05/01/2030	400,000	438,508
Series A,
4.00%, 05/01/2025	130,000	140,781
Southgate Community School District, General Obligation Unlimited,
5.00%, 05/01/2032 - 05/01/2035	1,950,000	2,231,126

Transamerica Funds	Page 14

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Michigan (continued)
Stockbridge Community Schools, General Obligation Unlimited,
Series A,
5.00%, 05/01/2031	$ 375,000	$ 430,208
Sturgis Public School District, General Obligation Unlimited,
Series A,
5.00%, 05/01/2026	45,000	50,599
Tri-County Area School District, General Obligation Unlimited,
AGM,
4.00%, 05/01/2044	5,170,000	5,801,186
Warren Consolidated Schools, General Obligation Unlimited,
AGM,
4.00%, 05/01/2025 - 05/01/2027	700,000	774,664
Series B, BAM,
5.00%, 05/01/2023	305,000	320,758
Wayne County Airport Authority, Revenue Bonds,
Series A,
5.00%, 12/01/2032	250,000	293,323
Zeeland Public Schools, General Obligation Unlimited,
Series B, BAM,
5.00%, 05/01/2027 - 05/01/2030	4,200,000	4,987,177

		78,073,975

Minnesota - 1.4%
City of Apple Valley, Revenue Bonds,
4.25%, 09/01/2038	1,000,000	1,032,730
City of Deephaven, Revenue Bonds,
Series A,
4.38%, 10/01/2027	240,000	247,509
4.40%, 07/01/2025	90,000	93,779
City of Minneapolis, Revenue Bonds,
4.00%, 11/15/2037	1,645,000	1,910,669
Series A, AGM-CR,
5.00%, 11/15/2035 - 11/15/2036	21,225,000	25,607,473
City of Red Wing, Revenue Bonds,
Series A,
5.00%, 08/01/2047	1,250,000	1,257,994
City of Stillwater, Tax Allocation,
3.00%, 02/01/2022 - 02/01/2027	2,250,000	2,297,907
4.00%, 02/01/2030	500,000	519,956
Duluth Economic Development Authority, Revenue Bonds,
4.00%, 07/01/2041	930,000	970,616
Housing & Redevelopment Authority of the City of St. Paul, Revenue Bonds,
Series A,
5.00%, 11/15/2025 - 12/01/2030	1,205,000	1,376,486
Series B,
4.25%, 04/01/2025	100,000	101,267
Minnesota Housing Finance Agency, Revenue Bonds,
Series A,
4.00%, 08/01/2031	100,000	108,114
Series D, GNMA, FNMA, FHLMC,
1.95%, 01/01/2032	1,165,000	1,112,499
2.00%, 07/01/2032	565,000	540,311
Series F, GNMA, FNMA, FHLMC,
2.30%, 07/01/2032	680,000	686,988

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Minnesota (continued)
Township of Baytown, Revenue Bonds,
Series A,
4.00%, 08/01/2036	$ 675,000	$ 706,385

		38,570,683

Mississippi - 0.8%
Mississippi Development Bank, Revenue Bonds,
AGM,
6.88%, 12/01/2040	3,160,000	3,451,307
AGM-CR,
5.25%, 02/01/2049	6,390,000	7,896,562
BAM,
4.00%, 07/01/2050	4,630,000	5,215,627
Mississippi Home Corp., Revenue Bonds,
Series A, GNMA, FNMA, FHLMC,
2.20%, 12/01/2024	445,000	454,914
2.35%, 06/01/2025	245,000	251,354
West Rankin Utility Authority, Revenue Bonds,
AGM,
5.00%, 01/01/2037 - 01/01/2038	3,105,000	3,442,421

		20,712,185

Missouri - 0.8%
Branson Industrial Development Authority, Tax Allocation,
Series A,
4.00%, 11/01/2022	350,000	353,384
City of Kansas City, Revenue Bonds,
Series A,
5.00%, 09/01/2034	100,000	102,261
City of St. Louis Industrial Development Authority, Tax Allocation,
3.75%, 11/01/2027	70,000	70,562
Health & Educational Facilities Authority, Revenue Bonds,
Series A,
4.00%, 02/15/2049	500,000	546,212
5.00%, 02/01/2029	2,145,000	2,367,275
Kansas City Industrial Development Authority, Revenue Bonds,
AGM-CR,
5.00%, 03/01/2033	4,690,000	5,773,445
Lincoln University Auxiliary System Revenue, Revenue Bonds,
AGM,
4.00%, 06/01/2036 - 06/01/2037	565,000	616,745
5.00%, 06/01/2027	870,000	1,023,664
Missouri Health & Educational Facilities Authority Revenue, Revenue Bonds,
4.00%, 06/01/2053	4,950,000	5,524,413
Missouri Housing Development Commission, Revenue Bonds,
Series B, GNMA, FNMA, FHLMC,
2.55%, 11/01/2029	220,000	223,295
Missouri Joint Municipal Electric Utility Commission, Revenue Bonds,
5.00%, 12/01/2043	250,000	288,476
Missouri Southern State University, Revenue Bonds,
Series A, AGM,
4.00%, 10/01/2037	170,000	189,185

Transamerica Funds	Page 15

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Missouri (continued)
St. Louis Municipal Finance Corp., Revenue Bonds,
Series A, AGM,
5.00%, 02/15/2030 - 02/15/2033	$ 2,985,000	$ 3,441,285
St. Louis Municipal Library District, Certificate of Participation,
BAM,
4.00%, 03/15/2048	560,000	620,521

		21,140,723

Montana - 0.1%
Montana Facility Finance Authority, Revenue Bonds,
5.00%, 07/01/2030	545,000	632,923
Series C,
5.00%, 06/01/2024 - 06/01/2025	1,410,000	1,543,043

		2,175,966

Nebraska - 0.7%
Central Plains Energy Project, Revenue Bonds,
Series A,
5.00%, 09/01/2034	580,000	735,590
Madison County Hospital Authority No. 1, Revenue Bonds,
5.00%, 07/01/2025	1,765,000	1,971,291
Omaha Public Power District, Revenue Bonds,
Series A,
5.00%, 02/01/2034	3,850,000	4,259,807
Southeast Community College Area, Revenue Bonds,
AGM,
4.00%, 03/15/2042 - 03/15/2052	10,155,000	10,998,472

		17,965,160

Nevada - 0.1%
County of Washoe, Revenue Bonds,
Series B,
Fixed until 06/01/2022, 3.00% (A), 03/01/2036	1,200,000	1,209,438
Henderson Local Improvement Districts, Special Assessment,
2.00%, 09/01/2023	320,000	322,467
2.25%, 09/01/2024	505,000	511,526
2.50%, 03/01/2023 - 09/01/2025	915,000	928,632
Nevada System of Higher Education, Revenue Bonds,
Series A,
5.00%, 07/01/2024	25,000	26,477

		2,998,540

New Jersey - 5.8%
Atlantic County Improvement Authority, Revenue Bonds,
AGM,
4.00%, 07/01/2053	700,000	789,387
Camden County Improvement Authority, Revenue Bonds,
5.00%, 01/15/2026	230,000	247,306
City of Atlantic City, General Obligation Unlimited,
Series B, AGM,
5.00%, 03/01/2037	900,000	1,041,114

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey (continued)
City of Paterson, General Obligation Unlimited,
BAM,
5.00%, 01/15/2024	$ 775,000	$ 802,701
City of Trenton, General Obligation Unlimited,
AGM,
5.00%, 07/15/2034	200,000	237,239
BAM,
5.00%, 07/15/2022 - 12/01/2023	5,805,000	6,049,075
County of Essex, General Obligation Unlimited,
Series A,
2.00%, 08/15/2033	2,190,000	2,144,528
Series B,
2.00%, 08/15/2033 - 08/15/2034	4,650,000	4,518,650
Cumberland County Improvement Authority, Revenue Bonds,
BAM,
5.00%, 12/15/2023 - 12/15/2024	845,000	930,191
Essex County Improvement Authority, Revenue Bonds,
Series A,
5.00%, 12/01/2035 (G) (H)	535,000	393,225
Garden State Preservation Trust, Revenue Bonds,
Series A, AGM,
5.75%, 11/01/2028	5,050,000	5,983,227
Greater Egg Harbor Regional High School District, General Obligation Unlimited,
AGM,
4.00%, 02/01/2030	150,000	162,078
5.00%, 02/01/2023	330,000	343,956
New Jersey Building Authority, Revenue Bonds,
Series A, BAM,
5.00%, 06/15/2028	640,000	735,816
New Jersey Economic Development Authority, Revenue Bonds,
5.00%, 11/01/2044	8,475,000	9,911,696
Series A,
3.50%, 09/01/2022 (B) (D)	40,000	40,405
4.25%, 09/01/2027 (B)	200,000	213,934
5.00%, 06/15/2022 - 06/15/2025	8,675,000	9,321,780
5.00%, 09/01/2037 (B)	750,000	819,677
Series A, BAM,
3.13%, 07/01/2031	2,645,000	2,773,219
5.00%, 06/15/2023 - 07/01/2028	8,490,000	9,871,816
Series A, BAM-TCRS,
5.00%, 06/15/2027 - 06/15/2030	15,850,000	18,801,205
Series B,
4.25%, 09/01/2022 (B) (D)	50,000	50,013
Series C,
4.00%, 06/15/2025	1,825,000	1,978,242
Series C, BAM-TCRS,
5.00%, 06/15/2026	2,755,000	3,180,400
Series DDD,
5.00%, 06/15/2042	2,000,000	2,275,577
Series DDD,
5.00%, 06/15/2024	2,000,000	2,173,064
Series DDD, BAM-TCRS,
5.00%, 06/15/2026 - 06/15/2035	6,960,000	8,180,937
Series PP, AGM-CR,
5.00%, 06/15/2025	14,450,000	15,711,682
Series UU, AGM-CR,
5.00%, 06/15/2025	905,000	984,019
Series WW,
5.25%, 06/15/2040	1,095,000	1,223,720

Transamerica Funds	Page 16

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey (continued)
New Jersey Educational Facilities Authority, Revenue Bonds,
Series A,
4.00%, 07/01/2050	$ 740,000	$ 812,823
Series H, AGM,
5.00%, 07/01/2026	610,000	680,601
New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
5.00%, 07/01/2023	70,000	71,221
Series A, AGM,
5.00%, 07/01/2046	110,000	122,183
New Jersey Higher Education Student Assistance Authority, Revenue Bonds,
Series A,
2.38%, 12/01/2029	660,000	665,665
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds,
Series A,
2.60%, 11/01/2024	620,000	640,916
New Jersey Transportation Trust Fund Authority, Revenue Bonds,
Series A, AGM-CR,
5.50%, 12/15/2022	3,250,000	3,388,061
Series C, AGM,
Zero Coupon, 12/15/2029	5,190,000	4,389,526
Series C, AMBAC, BAM-TCRS,
Zero Coupon, 12/15/2028	2,650,000	2,305,318
Parking Authority of the City of Trenton, Revenue Bonds,
Series B, AGM,
4.00%, 04/01/2023 - 04/01/2028	1,320,000	1,418,141
Salem County Improvement Authority, Revenue Bonds,
AGM,
4.00%, 08/15/2048	325,000	361,479
State of New Jersey, General Obligation Unlimited,
5.00%, 06/01/2039 - 06/01/2041	10,125,000	11,841,574
Series A,
4.00%, 06/01/2032	2,600,000	3,046,791
5.00%, 06/01/2028	5,000,000	5,953,032
Tobacco Settlement Financing Corp., Revenue Bonds,
Series A,
5.00%, 06/01/2023	25,000	26,325
5.25%, 06/01/2046	7,000,000	7,979,599
Town of Kearny, General Obligation Unlimited,
Series A, AGM,
5.00%, 02/01/2023	565,000	587,913

		156,181,047

New Mexico - 0.1%
City of Farmington, Revenue Bonds,
Fixed until 06/01/2022, 2.13% (A), 06/01/2040	1,450,000	1,456,404

New York - 6.2%
Brookhaven Local Development Corp., Revenue Bonds,
Series B,
4.00%, 11/01/2045	1,000,000	1,086,593
Brooklyn Arena Local Development Corp., Revenue Bonds,
Series A, AGM,
4.00%, 07/15/2029 - 07/15/2035	4,135,000	4,499,680

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
Buffalo & Erie County Industrial Land Development Corp., Revenue Bonds,
5.00%, 10/01/2037	$ 400,000	$ 463,415
Series A,
3.88%, 08/01/2027	2,545,000	2,710,696
5.00%, 08/01/2037	1,320,000	1,474,136
Buffalo Municipal Water Finance Authority, Revenue Bonds,
Series A, AGM,
5.00%, 07/01/2039	455,000	518,612
Build NYC Resource Corp., Revenue Bonds,
5.00%, 07/01/2041	100,000	111,724
City of Niagara Falls, General Obligation Limited,
BAM,
5.00%, 05/15/2028	55,000	63,038
Colonie Public Improvement, General Obligation Unlimited,
Series A, AGM,
2.00%, 03/01/2029	575,000	573,648
County of Nassau, General Obligation Limited,
Series A, AGM,
5.00%, 04/01/2043	1,200,000	1,461,753
County of Suffolk, General Obligation Limited,
Series D, BAM,
4.00%, 10/15/2027 - 10/15/2029	15,760,000	17,860,214
5.00%, 10/15/2023	115,000	122,757
East Ramapo Central School District, General Obligation Unlimited,
AGM,
5.00%, 03/15/2039 - 03/15/2047	7,235,000	8,616,097
Jefferson County Civic Facility Development Corp., Revenue Bonds,
Series A,
4.00%, 11/01/2030	350,000	372,079
Lockport City School District, General Obligation Unlimited,
2.25%, 08/01/2027	620,000	643,660
2.50%, 08/01/2028	645,000	676,532
Metropolitan Transportation Authority, Revenue Bonds,
Series C, AGM-CR,
5.00%, 11/15/2038	5,000,000	6,014,176
Series D-1, BAM,
5.00%, 11/15/2033	14,955,000	16,876,786
MTA Hudson Rail Yards Trust Obligations, Revenue Bonds,
Series A,
5.00%, 11/15/2051	2,000,000	2,004,884
New York City Housing Development Corp., Revenue Bonds,
Series A, AGM,
4.10%, 07/01/2042	25,000	25,063
Series C-1,
2.25%, 05/01/2026	510,000	520,676
2.30%, 11/01/2026	925,000	943,207
2.40%, 05/01/2027	850,000	866,873
2.45%, 11/01/2027	165,000	168,019
2.55%, 05/01/2028	260,000	266,014
Series I, FNMA,
Fixed until 02/01/2026, 2.95% (A), 11/01/2045	4,950,000	5,165,944

Transamerica Funds	Page 17

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
New York City Industrial Development Agency, Revenue Bonds,
AGM,
4.00%, 03/01/2032 - 03/01/2045	$ 7,705,000	$ 8,811,696
5.00%, 01/01/2030	1,750,000	2,140,651
New York City Transitional Finance Authority Building Revenue, Revenue Bonds,
4.00%, 07/15/2036	2,850,000	3,301,132
New York Counties Tobacco Trust VI, Revenue Bonds,
Series C,
3.75%, 06/01/2045	180,000	184,041
New York State Dormitory Authority, Revenue Bonds,
4.00%, 07/01/2046	750,000	837,046
FHA,
4.00%, 02/01/2034 - 02/01/2040	1,885,000	2,108,467
Series A,
4.00%, 07/01/2048	4,250,000	4,778,112
5.00%, 10/01/2033 - 10/01/2048	11,700,000	16,896,917
Series A, AGM,
4.00%, 10/01/2034	3,900,000	4,501,565
5.00%, 10/01/2033	1,410,000	1,744,641
Series A, AGM,
5.00%, 10/01/2034	210,000	252,995
Series A-1,
4.00%, 07/01/2028 - 07/01/2046	3,510,000	3,960,505
Series C, AGM,
4.00%, 10/01/2035	490,000	564,206
New York State Thruway Authority, Revenue Bonds,
4.00%, 03/15/2038	5,870,000	6,683,627
Series A,
5.25%, 01/01/2056	4,690,000	5,312,480
Series A,
5.00%, 01/01/2051	175,000	195,803
Series O,
4.00%, 01/01/2041	10,000,000	11,360,309
Niagara Tobacco Asset Securitization Corp., Revenue Bonds,
4.00%, 05/15/2029	125,000	125,258
Oneida County Local Development Corp. Revenue, Revenue Bonds,
AGM,
4.00%, 12/01/2049	2,000,000	2,221,675
Port Authority of New York & New Jersey, Revenue Bonds,
5.00%, 09/01/2048	1,350,000	1,605,911
State of New York Mortgage Agency, Revenue Bonds,
Series 190,
3.45%, 10/01/2030	110,000	113,151
Series 197,
1.90%, 04/01/2025	900,000	910,223
Town of North Hempstead, General Obligation Limited,
Series A,
2.50%, 03/15/2030	1,230,000	1,272,655
2.75%, 03/15/2031 - 03/15/2033	2,415,000	2,507,495
Town of Oyster Bay, General Obligation Limited,
Series B, AGM,
3.00%, 08/15/2029 - 08/15/2034	10,040,000	10,771,101

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
TSASC, Inc., Revenue Bonds,
Series A,
5.00%, 06/01/2024	$ 140,000	$ 151,995
Windsor Central School District, General Obligation Unlimited,
3.00%, 06/15/2030 - 06/15/2031	285,000	294,779

		167,714,712

North Carolina - 1.2%
North Carolina Housing Finance Agency, Revenue Bonds,
Series 38-B,
2.38%, 01/01/2025	1,435,000	1,476,499
2.45%, 07/01/2025	795,000	823,439
North Carolina Medical Care Commission, Revenue Bonds,
4.00%, 11/01/2049	10,000,000	11,247,919
5.00%, 01/01/2038	620,000	675,884
Series A,
5.00%, 10/01/2040 - 10/01/2050	3,990,000	4,661,830
Series B-1,
2.55%, 09/01/2026	1,575,000	1,582,690
Series B-2,
2.30%, 09/01/2025	1,250,000	1,255,462
North Carolina Turnpike Authority, Revenue Bonds,
AGM,
5.00%, 01/01/2035 - 01/01/2049	6,380,000	7,699,046
Winston-Salem State University, Revenue Bonds,
BAM,
5.00%, 06/01/2029 - 06/01/2036	3,445,000	3,922,808

		33,345,577

North Dakota - 0.3%
City of Grand Forks, Revenue Bonds,
4.00%, 12/01/2051	7,305,000	8,091,165
County of Burleigh, Revenue Bonds,
3.60%, 05/01/2024	285,000	288,866
County of Burleigh Multi-County Sales Tax Revenue, Revenue Bonds,
Series A, AGM,
3.00%, 11/01/2024 - 11/01/2025	905,000	921,079
Fargo Public School District No. 1, General Obligation Limited,
Series A,
3.00%, 08/01/2026	25,000	25,975
North Dakota Housing Finance Agency, Revenue Bonds,
Series A,
2.80%, 07/01/2023	55,000	56,253
Series C,
2.55%, 01/01/2028	50,000	51,253

		9,434,591

Ohio - 3.0%
Brunswick City School District, General Obligation Unlimited,
Series A,
5.00%, 12/01/2027 - 12/01/2036	520,000	549,103
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds,
Series B-2, Class 2,
5.00%, 06/01/2055	47,035,000	51,700,369
Series B-3, Class 2,
Zero Coupon, 06/01/2057	38,000,000	5,957,009

Transamerica Funds	Page 18

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Ohio (continued)
Cardinal Local School District, Certificate of Participation,
5.25%, 04/01/2038	$ 1,685,000	$ 1,730,776
Cleveland Heights & University Heights City School District, General Obligation Unlimited,
4.00%, 12/01/2029 - 12/01/2030	1,095,000	1,231,185
Cleveland-Cuyahoga County Port Authority, Revenue Bonds,
Series C,
3.00%, 05/15/2022 - 05/15/2023	355,000	359,205
Cleveland-Cuyahoga County Port Authority, Tax Allocation,
Series D,
3.00%, 05/15/2022 - 05/15/2023	625,000	629,760
Conotton Valley Union Local School District, Certificate of Participation,
AGM,
4.00%, 12/01/2035	150,000	161,874
AGM,
4.00%, 12/01/2037	440,000	473,984
County of Butler, Revenue Bonds,
5.00%, 11/15/2027	65,000	76,967
County of Franklin, Revenue Bonds,
Series A,
5.00%, 12/01/2047	1,150,000	1,332,472
County of Scioto, Revenue Bonds,
AGM-CR,
3.50%, 02/15/2038	330,000	348,630
County of Warren, Revenue Bonds,
5.00%, 07/01/2023	250,000	263,710
Dayton City School District, Certificate of Participation,
4.00%, 12/01/2026	445,000	494,871
East Knox Local School District, General Obligation Unlimited,
BAM,
4.00%, 12/01/2030	260,000	285,652
Euclid City School District, Certificate of Participation,
BAM,
4.00%, 12/01/2044	565,000	622,277
Little Miami Local School District, General Obligation Unlimited,
Series B,
5.00%, 11/01/2048	2,000,000	2,220,817
Northeast Ohio Medical University, Revenue Bonds,
Series B, BAM,
4.00%, 12/01/2034 - 12/01/2036	810,000	915,230
Ohio Air Quality Development Authority, Revenue Bonds,
Series B,
Fixed until 11/01/2024, 1.38% (A), 02/01/2026	1,700,000	1,676,369
Series C,
Fixed until 11/04/2025, 1.50% (A), 02/01/2026	2,000,000	1,962,808
Ohio Higher Educational Facility Commission, Revenue Bonds,
4.00%, 07/01/2046	1,100,000	1,212,925
Ohio Housing Finance Agency, Revenue Bonds,
Series D, GNMA, FNMA, FHLMC,
3.05%, 09/01/2032	770,000	794,665
3.40%, 09/01/2037	1,985,000	2,075,867

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Ohio (continued)
Pinnacle Community Infrastructure Financing Authority, Revenue Bonds,
Series A, AGM,
4.00%, 12/01/2031	$ 1,040,000	$ 1,123,931
Summit County Development Finance Authority, Revenue Bonds,
4.00%, 12/01/2028 - 12/01/2032	570,000	584,087
University of Toledo, Revenue Bonds,
Series B, BAM-TCRS,
5.00%, 06/01/2030	220,000	266,677
Wayne County Southeast Local School District, Certificate of Participation,
BAM,
4.00%, 12/01/2028 - 12/01/2033	1,805,000	2,084,868
Willoughby-Eastlake City School District, Certificate of Participation,
BAM,
4.00%, 03/01/2025	145,000	154,882

		81,290,970

Oklahoma - 0.1%
Cleveland County Educational Facilities Authority, Revenue Bonds,
5.00%, 06/01/2023	45,000	47,506
Garfield County Educational Facilities Authority, Revenue Bonds,
Series A,
5.00%, 09/01/2027	1,315,000	1,516,009
Grady County School Finance Authority, Revenue Bonds,
5.00%, 09/01/2022	115,000	117,960
Jefferson County Educational Facilities Authority, Revenue Bonds,
3.25%, 12/01/2023	135,000	138,004
3.38%, 12/01/2024	135,000	139,574
Oklahoma City Public Property Authority, Revenue Bonds,
4.50%, 10/01/2036	150,000	150,498
Oklahoma Housing Finance Agency, Revenue Bonds,
Series A, GNMA, FNMA, FHLMC,
2.75%, 09/01/2034	1,160,000	1,181,430

		3,290,981

Oregon - 1.0%
City of Boardman, General Obligation Unlimited,
BAM,
3.00%, 06/15/2037 - 06/15/2039	1,125,000	1,186,659
City of Sherwood, General Obligation Limited,
Series B,
4.00%, 06/01/2051	3,215,000	3,682,213
County of Jackson Airport Revenue, Revenue Bonds,
AGM,
5.00%, 12/01/2030 - 12/01/2032	255,000	292,524
Klamath Falls Intercommunity Hospital Authority, Revenue Bonds,
3.00%, 09/01/2035	770,000	792,334
Medford Hospital Facilities Authority, Revenue Bonds,
Series A,
4.00%, 08/15/2050	1,615,000	1,782,488
5.00%, 08/15/2037	2,000,000	2,449,334
Series A, AGM,
4.00%, 08/15/2040	4,165,000	4,735,469

Transamerica Funds	Page 19

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Oregon (continued)
Oregon State Facilities Authority, Revenue Bonds,
Series A,
5.50%, 06/15/2035 (B)	$ 750,000	$ 804,903
State of Oregon Housing & Community Services Department, Revenue Bonds,
Series A,
2.45%, 07/01/2034	3,345,000	3,389,254
2.65%, 07/01/2039	7,605,000	7,760,160
Yamhill County Hospital Authority, Revenue Bonds,
Series B-2,
2.13%, 11/15/2027	500,000	490,744
Series B-3,
1.75%, 11/15/2026	500,000	495,673

		27,861,755

Pennsylvania - 6.5%
Aliquippa Municipal Water Authority Water & Sewer Revenue, Revenue Bonds,
BAM,
4.00%, 11/15/2051	630,000	709,608
Allegheny County Hospital Development Authority, Revenue Bonds,
Series A,
4.00%, 07/15/2036 - 07/15/2038	13,775,000	15,521,476
Allegheny County Sanitary Authority, Revenue Bonds,
AGM,
4.00%, 12/01/2035	295,000	325,169
Allentown City School District, General Obligation Limited,
AGM,
4.00%, 02/15/2023	5,295,000	5,467,226
Altoona Area School District, General Obligation Limited,
BAM,
5.00%, 12/01/2036	160,000	182,118
Beaver County Economic Development Authority, Revenue Bonds,
BAM,
4.00%, 11/15/2035 - 11/15/2036	3,500,000	3,899,709
Borough of Monaca, General Obligation Unlimited,
Series C, BAM,
4.00%, 11/15/2050	500,000	540,970
Bradys Run Sanitary Authority Sewer System Revenue, Revenue Bonds,
AGM,
4.00%, 12/01/2045	665,000	743,791
Bristol Township School District, General Obligation Limited,
BAM-TCRS,
5.00%, 06/01/2027	80,000	84,378
Bucks County Industrial Development Authority, Revenue Bonds,
5.00%, 10/01/2033 - 10/01/2037	1,950,000	2,148,927
Chartiers Valley School District, General Obligation Limited,
Series B,
5.00%, 10/15/2040	115,000	128,609
Cheltenham Township School District, General Obligation Limited,
Series A,
5.00%, 02/15/2033	90,000	98,445

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania (continued)
Chester County Health & Education Facilities Authority, Revenue Bonds,
Series A,
4.00%, 09/01/2050	$ 2,500,000	$ 2,811,530
Coatesville School District, General Obligation Limited,
Series A, BAM,
Zero Coupon, 10/01/2037 - 10/01/2038	965,000	534,906
County of Lackawanna, General Obligation Unlimited,
BAM,
4.00%, 09/15/2032 - 09/15/2033	6,965,000	7,752,810
Cumberland County Municipal Authority, Revenue Bonds,
5.00%, 01/01/2029	900,000	992,526
Delaware County Authority, Revenue Bonds,
4.00%, 10/01/2022	190,000	193,657
Delaware Valley Regional Finance Authority, Revenue Bonds,
Series B, AMBAC,
5.70%, 07/01/2027	350,000	420,828
Erie County Conventional Center Authority, Revenue Bonds,
5.00%, 01/15/2026	1,725,000	1,918,934
Erie Sewer Authority, Revenue Bonds,
Series B, AGM,
5.00%, 12/01/2036	2,000,000	2,427,142
Fairview School District, General Obligation Limited,
Series A,
4.00%, 02/01/2026	130,000	139,242
Geisinger Authority, Revenue Bonds,
Series A-1,
5.00%, 02/15/2045	4,775,000	5,522,943
Indiana County Hospital Authority, Revenue Bonds,
Series A,
5.50%, 06/01/2029	250,000	258,935
Lancaster County Hospital Authority, Revenue Bonds,
5.00%, 11/01/2051	10,000,000	11,918,765
Lancaster Industrial Development Authority, Revenue Bonds,
4.00%, 12/01/2044	1,070,000	1,164,883
Lancaster School District, General Obligation Limited,
Series A, AGM,
5.00%, 06/01/2031	735,000	820,853
Montgomery County Industrial Development Authority, Revenue Bonds,
4.00%, 10/01/2041	665,000	712,016
Mountaintop Area Joint Sanitary Authority, Revenue Bonds,
BAM,
4.00%, 12/15/2049	3,855,000	4,284,220
Series A, BAM,
4.00%, 12/15/2046	1,510,000	1,675,381
Penn Delco School District, General Obligation Limited,
4.00%, 06/01/2045	975,000	1,059,931
Penn Hills School District, General Obligation Limited,
BAM,
5.00%, 11/15/2023 - 11/15/2024	180,000	195,779
Series A, BAM,
5.00%, 11/15/2025	160,000	180,565

Transamerica Funds	Page 20

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, Revenue Bonds,
AGM,
5.00%, 01/01/2034	$ 280,000	$ 296,441
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
4.00%, 08/15/2044 - 08/15/2049	20,295,000	22,855,300
Series AAGM,
4.00%, 05/01/2040 - 05/01/2041	9,000,000	10,112,399
Pennsylvania Housing Finance Agency, Revenue Bonds,
Series 121,
2.20%, 04/01/2026	1,550,000	1,586,893
2.25%, 10/01/2026	1,000,000	1,022,390
Series 124B,
2.30%, 04/01/2026	1,215,000	1,247,668
2.40%, 10/01/2026	685,000	705,849
2.55%, 10/01/2027	1,425,000	1,465,607
2.65%, 04/01/2028	1,560,000	1,604,537
2.75%, 10/01/2028	1,580,000	1,628,916
Series 129,
2.20%, 04/01/2027	345,000	354,183
2.25%, 10/01/2027	395,000	404,350
2.40%, 10/01/2028	1,135,000	1,166,744
2.45%, 04/01/2029 - 10/01/2029	2,600,000	2,671,371
2.55%, 04/01/2030	1,280,000	1,310,923
2.60%, 10/01/2030	515,000	528,073
Pennsylvania Turnpike Commission, Revenue Bonds,
Series A,
5.00%, 12/01/2044	8,510,000	10,290,028
Series A, AGM,
4.00%, 12/01/2049	11,700,000	13,246,339
Series A-3, AGM,
Zero Coupon, 12/01/2040	2,225,000	1,286,876
Series B,
5.00%, 12/01/2034 - 12/01/2038	1,275,000	1,530,936
Series B, BAM-TCRS,
5.25%, 12/01/2044	8,275,000	9,223,392
Series C,
5.00%, 12/01/2044	500,000	548,979
Series E,
6.38% (E), 12/01/2038	760,000	959,572
Philadelphia Gas Works Co., Revenue Bonds,
4.00%, 10/01/2036 - 10/01/2037	300,000	327,349
5.00%, 08/01/2024	150,000	163,532
Series A, AGM,
5.00%, 08/01/2050	1,445,000	1,751,376
Reading School District, General Obligation Unlimited,
Series A, AGM,
5.00%, 02/01/2026 - 02/01/2027	2,040,000	2,269,771
School District of Philadelphia, General Obligation Limited,
Series A,
4.00%, 09/01/2036	1,235,000	1,398,330
State Public School Building Authority, Revenue Bonds,
5.00%, 09/15/2022	80,000	82,215
Series A, AGM,
5.00%, 06/01/2032	1,840,000	2,141,105
Township of Northampton, General Obligation Limited,
4.00%, 05/15/2046	500,000	560,313

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania (continued)
Upper Dublin School District, General Obligation Limited,
Series A,
4.00%, 05/15/2037 - 05/15/2044	$ 1,425,000	$ 1,545,418
Series A,
4.00%, 05/15/2038 - 05/15/2039	420,000	455,933
Wilkes-Barre Area School District, General Obligation Limited,
BAM,
4.00%, 04/15/2054	1,505,000	1,678,009
5.00%, 04/15/2059	765,000	909,678

		174,167,067

Puerto Rico - 0.9%
Children’s Trust Fund, Revenue Bonds,
5.63%, 05/15/2043	125,000	127,553
Commonwealth of Puerto Rico, General Obligation Unlimited,
AGM,
5.13%, 07/01/2030	10,000	10,055
AGM-CR,
4.50%, 07/01/2023	100,000	100,276
Series A, AGC-ICC,
5.00%, 07/01/2023 - 07/01/2034	615,000	617,571
5.50%, 07/01/2029	140,000	147,116
Series A, AGM,
4.00%, 07/01/2022	470,000	471,132
5.00%, 07/01/2035	1,645,000	1,656,489
5.25%, 07/01/2024	255,000	256,742
6.00%, 07/01/2034	440,000	444,388
Series A-4, AGM,
5.00%, 07/01/2031	115,000	115,481
Series B, AGC-ICC,
5.00%, 07/01/2035	715,000	717,989
Series C, AGM,
5.75%, 07/01/2037	480,000	484,782
Puerto Rico Convention Center District Authority, Revenue Bonds,
Series A, AGC,
4.50%, 07/01/2036	1,765,000	1,791,563
5.00%, 07/01/2027	535,000	545,992
Puerto Rico Electric Power Authority, Revenue Bonds,
Series DDD, AGM,
3.65%, 07/01/2024	620,000	627,613
5.00%, 07/01/2023	40,000	40,822
Series RR, AGC,
5.00%, 07/01/2028	345,000	352,088
Series SS, AGC,
4.38%, 07/01/2030	145,000	146,983
Series SS, AGM,
5.00%, 07/01/2030	2,100,000	2,143,147
Series TT, AGC-ICC,
5.00%, 07/01/2032	50,000	51,027
Series UU, AGC,
4.25%, 07/01/2027	20,000	20,246
5.00%, 07/01/2026	650,000	663,355
Series UU, AGM,
4.00%, 07/01/2023	120,000	121,475
5.00%, 07/01/2022 - 07/01/2024	965,000	984,828
Series VV, AGM,
5.25%, 07/01/2027	80,000	83,196
Puerto Rico Highway & Transportation Authority, Revenue Bonds,
AGC-ICC,
5.00%, 07/01/2028	30,000	30,240

Transamerica Funds	Page 21

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Puerto Rico (continued)
Puerto Rico Highway & Transportation Authority, Revenue Bonds, (continued)
Series A, AGC-ICC,
4.75%, 07/01/2038	$ 185,000	$ 185,984
Series A, AGM-CR,
4.75%, 07/01/2038	395,000	397,101
Series CC, AGM,
5.25%, 07/01/2034 - 07/01/2036	300,000	321,242
Series CC, AGM-CR,
5.50%, 07/01/2029 - 07/01/2031	160,000	173,360
Series D, AGM,
5.00%, 07/01/2027 - 07/01/2032	3,575,000	3,603,569
Series E, AGM,
5.50%, 07/01/2023	115,000	119,798
Series M, AGC-ICC,
5.00%, 07/01/2032 - 07/01/2037	1,175,000	1,184,467
Series N, AGC,
5.25%, 07/01/2034 - 07/01/2036	260,000	278,735
Series N, AGM-CR, AGC,
5.25%, 07/01/2034	335,000	358,584
Series N, AGM-CR, AGC-ICC,
5.50%, 07/01/2025	95,000	102,360
Puerto Rico Infrastructure Financing Authority, Revenue Bonds,
Series B, AGC-ICC,
5.00%, 07/01/2041	35,000	35,280
Puerto Rico Municipal Finance Agency, Revenue Bonds,
Series A, AGM,
5.00%, 08/01/2022 - 08/01/2030	2,535,000	2,555,258
Puerto Rico Public Buildings Authority, Revenue Bonds,
AGC-ICC,
5.25%, 07/01/2033	350,000	353,491
Series I, AGC-ICC,
5.00%, 07/01/2036	495,000	498,956
Series N, AGC-ICC,
5.00%, 07/01/2032	210,000	211,678

		23,132,012

Rhode Island - 0.8%
Providence Public Building Authority, Revenue Bonds,
Series A, AGM,
5.00%, 09/15/2024 - 09/15/2037	13,360,000	15,454,907
Providence Redevelopment Agency, Revenue Bonds,
Series A, AGM-CR,
5.00%, 04/01/2027	1,200,000	1,334,773
Rhode Island Commerce Corp., Revenue Bonds,
BAM-TCRS,
5.00%, 07/01/2034	1,395,000	1,671,970
Rhode Island Health & Educational Building Corp., Revenue Bonds,
5.00%, 05/15/2028 - 05/15/2029	2,510,000	2,838,929
Series C,
5.00%, 09/15/2027	180,000	207,190
Rhode Island Turnpike & Bridge Authority, Revenue Bonds,
Series A,
5.00%, 10/01/2024	130,000	142,821
Tobacco Settlement Financing Corp., Revenue Bonds,
Series A,
5.00%, 06/01/2023 - 06/01/2027	1,140,000	1,264,299

		22,914,889

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
South Carolina - 0.8%
City of Georgetown Combined Public Utility Revenue, Revenue Bonds,
Series A, BAM,
4.00%, 06/01/2029	$ 385,000	$ 418,600
Patriots Energy Group, Revenue Bonds,
Series A,
4.00%, 06/01/2051	1,600,000	1,785,434
South Carolina Jobs-Economic Development Authority, Revenue Bonds,
4.00%, 12/01/2044	12,205,000	13,671,256
5.00%, 10/01/2026 (B)	2,050,000	2,193,912
Spartanburg Regional Health Services District, Revenue Bonds,
Series A, AGM,
4.00%, 04/15/2036 - 04/15/2045	2,055,000	2,317,586

		20,386,788

South Dakota - 0.2%
South Dakota Housing Development Authority, Revenue Bonds,
Series B, GNMA, FNMA, FHLMC,
2.55%, 05/01/2026	790,000	814,580
2.75%, 05/01/2027	895,000	930,693
2.80%, 11/01/2027	280,000	291,172
2.85%, 05/01/2028	915,000	949,498
2.95%, 11/01/2028	320,000	332,846
Series F, GNMA, FNMA, FHLMC,
2.60%, 05/01/2027	860,000	898,435
2.70%, 05/01/2028	390,000	406,568
2.75%, 11/01/2028	1,425,000	1,485,804

		6,109,596

Tennessee - 1.5%
Chattanooga Health Educational & Housing Facility Board, Revenue Bonds,
5.00%, 10/01/2027	85,000	94,154
City of Jackson, Revenue Bonds,
5.00%, 04/01/2041	150,000	176,892
Greeneville Health & Educational Facilities Board, Revenue Bonds,
4.00%, 07/01/2040	5,000,000	5,495,040
Series A,
5.00%, 07/01/2034	3,035,000	3,195,720
Knox County Health Educational & Housing Facility Board, Revenue Bonds,
Series A,
5.00%, 01/01/2026	100,000	113,672
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, Revenue Bonds,
5.00%, 07/01/2031	10,280,000	12,773,588
Tennergy Corp., Revenue Bonds,
Series A,
Fixed until 09/01/2028, 4.00% (A), 12/01/2051	2,000,000	2,228,065
Tennessee Housing Development Agency, Revenue Bonds,
3.00%, 01/01/2031	335,000	345,783
Series 1,
2.75%, 01/01/2025	40,000	41,474
2.95%, 01/01/2026	45,000	47,194
Series B-2,
2.05%, 01/01/2024	890,000	902,710
2.25%, 01/01/2025	695,000	710,726

Transamerica Funds	Page 22

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Tennessee (continued)
Tennessee Housing Development Agency, Revenue Bonds, (continued)
2.60%, 07/01/2026	$ 725,000	$ 752,673
2.80%, 07/01/2027	2,270,000	2,362,547
2.85%, 01/01/2028	2,930,000	3,049,510
2.95%, 07/01/2028	2,655,000	2,769,282
3.00%, 01/01/2029	2,750,000	2,862,923
3.05%, 07/01/2029	2,840,000	2,938,694

		40,860,647

Texas - 2.3%
Board of Managers Joint Guadalupe County-City of Seguin Hospital, Revenue Bonds,
5.00%, 12/01/2022	2,115,000	2,172,188
Camino Real Regional Mobility Authority, Revenue Bonds,
AGM,
5.00%, 06/01/2024	430,000	466,019
Central Texas Regional Mobility Authority, Revenue Bonds,
Series B,
5.00%, 01/01/2046	1,690,000	2,027,364
Series B,
5.00%, 01/01/2045	2,400,000	2,845,990
Central Texas Turnpike System, Revenue Bonds,
Series A, AGM-CR,
5.00%, 08/15/2041	125,000	128,009
City of El Paso, General Obligation Limited,
Series A,
4.00%, 08/15/2047	1,230,000	1,386,609
Series B,
4.00%, 08/15/2047	2,050,000	2,311,014
City of Laredo International Toll Bridge System Revenue, Revenue Bonds,
AGM,
5.00%, 10/01/2022	90,000	92,606
City of Liberty Hill, Special Assessment,
3.38%, 09/01/2042 (B)	1,000,000	966,762
4.00%, 09/01/2052 (B)	1,350,000	1,375,669
City of Pearland, General Obligation Limited,
5.00%, 03/01/2023	25,000	26,135
City of Round Rock, Revenue Bonds,
AGM,
4.00%, 12/01/2035 - 12/01/2037	1,445,000	1,650,008
City of Rowlett, Special Assessment,
3.13%, 09/15/2031 (B)	226,000	218,584
3.75%, 09/15/2031 (B)	215,000	207,897
City of Temple, Tax Allocation,
BAM,
4.00%, 08/01/2039 - 08/01/2041	700,000	784,445
Colorado River Municipal Water District, Revenue Bonds,
5.00%, 01/01/2023	760,000	789,548
County of Kaufman, General Obligation Limited,
Series A,
4.00%, 02/15/2045	250,000	283,071
Dallas County Flood Control District No. 1, General Obligation Unlimited,
5.00%, 04/01/2022 - 04/01/2024 (B)	3,765,000	3,827,050
Dallas-Fort Worth International Airport, Revenue Bonds,
Series C,
5.00%, 11/01/2034	40,000	42,363

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Decatur Hospital Authority, Revenue Bonds,
Series B, AGM,
4.00%, 09/01/2050	$ 4,795,000	$ 5,303,004
Denton County Fresh Water Supply District No. 10, General Obligation Unlimited,
AGM,
2.75%, 09/01/2030	80,000	81,332
El Paso County Hospital District, General Obligation Limited,
5.00%, 08/15/2026	150,000	158,111
Fort Bend County Levee Improvement District No. 15, General Obligation Unlimited,
BAM,
4.00%, 09/01/2029 - 09/01/2032	380,000	396,891
Grand Parkway Transportation Corp., Revenue Bonds,
Series B,
5.00%, 04/01/2053	25,000	26,680
Grant Road Public Utility District, General Obligation Unlimited,
AGC,
3.50%, 10/01/2023	750,000	751,747
Guadalupe-Blanco River Authority, Revenue Bonds,
4.00%, 08/15/2051	1,450,000	1,530,560
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds,
4.00%, 10/01/2047	1,000,000	1,133,984
Harris County Municipal Utility District No. 399, General Obligation Unlimited,
AGM,
4.00%, 09/01/2033	270,000	287,056
Harris County-Houston Sports Authority, Revenue Bonds,
NATL,
Zero Coupon, 11/15/2024	400,000	373,839
Series A, AGM,
5.00%, 11/15/2027	1,135,000	1,240,684
Houston Higher Education Finance Corp., Revenue Bonds,
5.00%, 08/15/2024	340,000	371,814
Montgomery County Municipal Utility District No. 113, General Obligation Unlimited,
AGM,
3.00%, 09/01/2033	150,000	152,662
Montgomery County Municipal Utility District No. 119, General Obligation Unlimited,
BAM,
4.00%, 04/01/2024	275,000	289,957
Nacogdoches County Hospital District, Revenue Bonds,
AGM,
4.00%, 05/15/2037	400,000	401,983
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds,
3.00%, 01/01/2024	80,000	79,410
5.00%, 01/01/2024 - 01/01/2028	3,125,000	3,332,242
North Central Texas Health Facility Development Corp., Revenue Bonds,
5.00%, 08/15/2022	90,000	92,173

Transamerica Funds	Page 23

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
North Texas Tollway Authority, Revenue Bonds,
Series I, AGC,
6.20% (E), 01/01/2042	$ 715,000	$ 818,439
Northwoods Road District No. 1, General Obligation Unlimited,
BAM,
4.00%, 08/15/2027	280,000	310,247
Old Spanish Trail-Alemda Corridors Redevelopment Authority, Tax Allocation,
BAM,
4.00%, 09/01/2036 - 09/01/2037	2,450,000	2,741,565
Pecos Barstow Toyah Independent School District, General Obligation Unlimited,
4.00%, 02/15/2041	2,000,000	2,146,120
Pottsboro Higher Education Finance Corp., Revenue Bonds,
Series A,
3.88%, 08/15/2026	350,000	368,641
Southwest Houston Redevelopment Authority, Tax Allocation,
Series B, AGM,
5.00%, 09/01/2034	2,000,000	2,302,612
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds,
5.00%, 02/15/2041	1,000,000	1,140,744
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds,
5.00%, 12/15/2032	6,240,000	7,797,010
Texas Public Finance Authority, Revenue Bonds,
BAM,
4.00%, 05/01/2029	225,000	244,310
Texas Water Development Board, Revenue Bonds,
4.00%, 10/15/2049	900,000	1,022,635
Travis County Municipal Utility District No. 4, General Obligation Unlimited,
AGM,
4.00%, 09/01/2035	450,000	457,497
Trophy Club Public Improvement District No. 1, Special Assessment,
AGM,
3.00%, 06/01/2024	98,000	100,973
Viridian Municipal Management District, General Obligation Unlimited,
BAM,
4.00%, 12/01/2026	610,000	651,322
6.00%, 12/01/2024 - 12/01/2031	1,285,000	1,448,801
Washington County Junior College District, Revenue Bonds,
BAM,
5.00%, 10/01/2024	485,000	532,832
Wichita Falls Economic Development Corp., Revenue Bonds,
AGM,
4.00%, 09/01/2046 - 09/01/2050	2,260,000	2,549,344

		62,238,552

U.S. Virgin Islands - 0.0% (C)
Virgin Islands Public Finance Authority, Revenue Bonds,
Series A, AGM-CR,
5.00%, 10/01/2032 (D)	200,000	204,080

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Utah - 0.1%
City of Herriman Water Revenue, Revenue Bonds,
AGM,
4.00%, 01/01/2038	$ 500,000	$ 581,900
Utah Charter School Finance Authority, Revenue Bonds,
4.00%, 10/15/2022 - 10/15/2026	1,115,000	1,183,006
4.25%, 04/15/2034	120,000	124,464
Series A,
5.00%, 10/15/2024 - 10/15/2025	1,035,000	1,132,291

		3,021,661

Vermont - 0.3%
City of Burlington, General Obligation Unlimited,
Series A,
5.00%, 11/01/2034 - 11/01/2035	290,000	350,413
Series A, AGM,
5.00%, 11/01/2032	540,000	557,921
Vermont Educational & Health Buildings Financing Agency, Revenue Bonds,
Series A,
5.00%, 12/01/2026 - 12/01/2027	1,225,000	1,402,858
Vermont Housing Finance Agency, Revenue Bonds,
Series A, GNMA, FNMA, FHLMC,
3.13%, 11/01/2042	775,000	806,202
Series D, GNMA, FNMA, FHLMC,
2.90%, 05/01/2029	145,000	148,735
Vermont Municipal Bond Bank, Revenue Bonds,
Series A,
4.00%, 10/01/2040	500,000	572,285
Vermont Public Power Supply Authority, Revenue Bonds,
Series A,
5.00%, 07/01/2022 - 07/01/2027	3,035,000	3,350,230

		7,188,644

Virginia - 0.4%
Chesapeake Bay Bridge & Tunnel District, Revenue Bonds,
AGM,
5.00%, 07/01/2041	4,955,000	5,720,830
Fairfax County Economic Development Authority, Revenue Bonds,
4.00%, 10/01/2036	500,000	591,582
Henrico County Economic Development Authority, Revenue Bonds,
Series C,
3.50%, 12/01/2027	445,000	489,797
Loudoun County Economic Development Authority, Revenue Bonds,
Zero Coupon, 07/01/2049	8,105,000	3,434,292
Virginia Small Business Financing Authority, Revenue Bonds,
4.00%, 11/01/2036	1,650,000	1,884,947

		12,121,448

Washington - 0.5%
Central Puget Sound Regional Transit Authority, Revenue Bonds,
NATL,
4.75%, 02/01/2028	50,000	54,074

Transamerica Funds	Page 24

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Washington (continued)
Port of Vancouver, Revenue Bonds,
Series B, AGM,
5.00%, 12/01/2048	$ 930,000	$ 1,099,375
Washington Health Care Facilities Authority, Revenue Bonds,
5.00%, 10/01/2044	5,000,000	5,459,148
Series A,
4.00%, 08/15/2046	100,000	101,473
Series B,
5.00%, 10/01/2026	85,000	98,693
Washington State Housing Finance Commission, Revenue Bonds,
3.70%, 07/01/2023 (B)	100,000	101,013
5.00%, 07/01/2033 (B)	375,000	399,980
Series 2N, GNMA, FNMA, FHLMC,
2.20%, 12/01/2025	90,000	91,966
2.35%, 06/01/2026	175,000	180,230
Series 3N, GNMA, FNMA, FHLMC,
2.25%, 06/01/2024	780,000	798,097
2.30%, 12/01/2024	405,000	416,282
2.40%, 06/01/2025	810,000	837,660
2.45%, 12/01/2025	385,000	400,033
2.70%, 06/01/2027	785,000	786,505
2.85%, 12/01/2028	640,000	675,166
Series 3N-R, GNMA, FNMA, FHLMC,
2.05%, 12/01/2022	645,000	652,225

		12,151,920

West Virginia - 0.1%
City of Buckhannon, Revenue Bonds,
Series C,
4.25%, 08/01/2022 - 08/01/2023	1,090,000	1,091,117
West Virginia Economic Development Authority, Revenue Bonds,
Series A,
Fixed until 06/01/2022, 2.63% (A), 12/01/2042	875,000	879,741
West Virginia Housing Development Fund, Revenue Bonds,
Series B,
3.70%, 11/01/2032	1,000,000	1,056,320

		3,027,178

Wisconsin - 1.2%
Public Finance Authority, Revenue Bonds,
3.00%, 04/01/2025 (B)	335,000	340,124
4.00%, 09/01/2029 (B)	850,000	938,586
4.00% (A), 10/01/2041	16,820,000	19,645,932
Series A,
4.00%, 01/01/2045	1,500,000	1,664,399
5.00%, 06/01/2027 - 07/01/2038	725,000	814,262
Series A, AGM,
4.00%, 07/01/2038 - 07/01/2055	2,530,000	2,760,374
5.00%, 07/01/2036 - 07/01/2054	1,195,000	1,395,376
Wisconsin Health & Educational Facilities Authority, Revenue Bonds,
3.50%, 08/01/2022	370,000	370,407
5.00%, 08/15/2022 - 08/01/2039	3,325,000	3,612,436

		31,541,896

Wyoming - 1.2%
Carbon County Specific Purpose Tax Joint Powers Board, Revenue Bonds,
Series A,
4.00%, 06/15/2026 - 06/15/2035	4,245,000	4,567,855

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Wyoming (continued)
University of Wyoming, Revenue Bonds,
Series C,
4.00%, 06/01/2035 - 06/01/2038	$ 20,360,000	$ 23,593,711
Wyoming Community Development Authority, Revenue Bonds,
Series 1,
2.30%, 12/01/2031	305,000	306,251
Series 2,
2.95%, 06/01/2033	2,685,000	2,735,370

		31,203,187

Total Municipal Government Obligations (Cost $2,577,513,148)		2,587,395,247

U.S. GOVERNMENT OBLIGATION - 1.8%
U.S. Treasury - 1.8%
U.S. Treasury Note
1.38%, 11/15/2031	50,000,000	48,187,500

Total U.S. Government Obligation (Cost $48,673,411)		48,187,500

REPURCHASE AGREEMENT - 2.0%
Fixed Income Clearing Corp., 0.00% (J), dated 01/31/2022, to be repurchased at $54,395,225 on 02/01/2022. Collateralized by a U.S. Government Obligation, 3.63%, due 04/15/2028, and with a value of $55,483,301.	$ 54,395,225	54,395,225

Total Repurchase Agreement (Cost $54,395,225)		54,395,225

Total Investments (Cost $2,680,581,784)		2,689,977,972
Net Other Assets (Liabilities) - 0.2%		6,305,408

Net Assets - 100.0%		$ 2,696,283,380

Transamerica Funds	Page 25

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Municipal Government Obligations	$—	$2,587,395,247	$—	$2,587,395,247
U.S. Government Obligation	—	48,187,500	—	48,187,500
Repurchase Agreement	—	54,395,225	—	54,395,225

Total Investments	$—	$2,689,977,972	$—	$2,689,977,972

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of January 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2022, the total value of 144A securities is $28,603,134, representing 1.1% of the Fund’s net assets.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Restricted securities. At January 31, 2022, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Municipal Government Obligations	BluePath Trust Revenue Bonds 2.75%, 09/01/2026	06/27/2016	$3,409,298	$3,390,411	0.1%
Municipal Government Obligations	Bradburn Metropolitan District No. 2 General Obligation Limited Series A 4.00%, 12/01/2028	03/08/2018	291,210	308,020	0.0	(C)
Municipal Government Obligations	New Jersey Economic Development Authority Revenue Bonds Series A 3.50%, 09/01/2022	09/18/2017	39,984	40,405	0.0	(C)
Municipal Government Obligations	New Jersey Economic Development Authority Revenue Bonds Series B 4.25%, 09/01/2022	09/18/2017	49,913	50,013	0.0	(C)
Municipal Government Obligations	Virgin Islands Public Finance Authority Revenue Bonds Series A, AGM-CR 5.00%, 10/01/2032	07/14/2020 - 02/09/2021	212,946	204,080	0.0	(C)

Total			$4,003,351	$3,992,929	0.1%

(E)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of January 31, 2022; the maturity dates disclosed are the ultimate maturity dates.
(F)	When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after January 31, 2022. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(G)	Securities in default; no interest payments received and/or dividends declared during the last 12 months. At January 31, 2022, the total value of such securities is $3,426,825, representing 0.1% of the Fund’s net assets.
(H)	Non-income producing securities.
(I)	There were no transfers in or out of Level 3 during the period ended January 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(J)	Rate disclosed reflects the yield at January 31, 2022.

Transamerica Funds	Page 26

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

MUNICIPAL INSURER ABBREVIATIONS:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Financial Group, Inc.
BAM	Build America Mutual Assurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NATL	National Public Finance Guarantee Corp.

PORTFOLIO ABBREVIATIONS

CR	Custodial Receipts
IBC	Insured Bond Certificate
ICC	Insured Custody Certificate
TCRS	Temporary Custodian Receipts

Transamerica Funds	Page 27

Transamerica Intermediate Muni

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica Intermediate Muni (the “Fund”) is a series of the Transamerica Funds.

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Transamerica Funds	Page 28